Nuveen Exchange-Traded Funds

Providing tax-free income
to help you live your dreams

NEW JERSEY INVESTMENT QUALITY (NQJ)

NEW JERSEY PREMIUM INCOME (NNJ)

PENNSYLVANIA INVESTMENT QUALITY (NQP)

PENNSYLVANIA PREMIUM INCOME 2 (NPY)

SEMIANNUAL REPORT/DECEMBER 31, 1996

Photographic image of couple walking on beach.

         CONTENTS

  3  Dear shareholder
  5  Answering your questions
  9  Fund performance
 11  Commonly used terms
 13  Shareholder meeting report
 14  Portfolio of investments
 47  Statement of net assets
 48  Statement of operations
 49  Statement of changes in net assets
 51  Notes to financial statements
 60  Financial highlights

"These funds continue to achieve their goal of delivering attractive tax-free income."

Photographic image of headshot of Chairman and Chief Executive
Officer of Nuveen.

Dear
shareholder

As we begin a new year, I am pleased to have this opportunity to report to you on the performance of your funds, which continue to achieve their goal of delivering attractive tax-free income from portfolios of investment-grade quality municipal bonds. Because the proceeds from these bonds are used to maintain and improve the infrastructure of the states where you live, your investment has several advantages: As you support the publicly funded projects that enhance your communities, you benefit from the credit strength of these communities and also receive income that is exempt from federal and state income taxes.

  As of December 31, 1996, investors in the New Jersey and Pennsylvania funds were receiving annual tax-free yields that ranged from 6.15% to 6.31%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 9.61% on taxable alternatives; the addition of state taxes to this equation further enhances the yield advantage provided by tax-free bonds. In addition to providing highly attractive levels of tax-free income, some of these funds saw an increase in share price over that of 12 months ago.

  Over the past year, the funds covered in this report posted total returns on net asset value of 3.40% to 4.75%, equivalent to taxable total returns of 7.17% to 8.16%. This performance is especially encourag ing in light of 1996's bond market, which offset a mid-year decline with a post-election rally to end the year essentially where it began.

  Several aspects of our conservative approach to management help position these funds to perform well in changing market environments. First, we enhance income through prudent use of a leveraged, dual class structure in periods of falling rates. In addition, our conservative dividend policy promotes stability by setting dividends at levels that are expected to remain consistent for at least six months. In this way, Nuveen works to smooth out fluctuations in short-term rates, enabling investors to depend on their tax-free income.

  Nuveen continues to meet the challenge of our investors' expanding needs for capital preservation, current income, and future growth. In November 1996, we introduced the Nuveen Growth and Income Stock Fund, the first of three equity-based mutual funds designed to provide a complement to our current municipal bond funds.

  In an additional move to increase the range of investment solutions available to our investors, Nuveen has acquired Flagship Resources, Inc., a highly regarded fixed income mutual fund specialist that shares our views on the importance of research and emphasizes a conservative, value-oriented approach to portfolio management. We have completed the combination of our tax-exempt mutual fund activities, which resulted in the broadest selection of municipal bond funds available in the U.S.

  We at Nuveen are excited about these recent developments, and we are pleased to be bringing our investors expanded options for achieving wealth preservation, dependable income, and long-term asset growth. Thank you for your continued confidence in Nuveen and our family of investments.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
February 17, 1997

Answering your questions

Tom Spalding, head of Nuveen's portfolio management team, talks about the municipal bond market and offers insights into factors that affected performance over the past 12 months.

How would you categorize the bond market over the past 12 months?

In 1996, the bond market--despite some fluctuations--was relatively stable compared with recent years. While 1994 represented the worst period in recent bond market history and 1995 the best in a decade, last year's bond market finished the year mostly unchanged, with a late second-half rebound reclaiming much of the territory lost in a mid-year decline.

  Throughout 1996, the municipal bond market continued to reward investors with solid returns, dependable income, and opportunities to purchase bonds with strong credit quality.

  A look at the current economy shows a positive tone, reflecting a combination of factors that historically bode well for the bond market, especially long-term issues. Yields remain attractive, as inflation maintains the same modest pace that it has demonstrated over the past five years, giving every indication of being well under control. At the same time, economic expansion continues to be slow and steady, as evidenced by lack of price pressure at the consumer and producer levels, strong consumer confidence, and a stable money supply.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on develop ments in the municipal market.

What were the principal factors affecting the bond market and Nuveen funds?

Following a strong start to the year, a succession of mixed reports affecting interest rate and inflation forecasts caused investors to view the markets alternatively with enthusiasm, then uncertainty. In the third quarter of 1996, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period.

  The continued euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into stock-based mutual funds, bypassing the bond market. Some investors, concerned about a possible correction in the stock market, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with short-term vehicles until a clearer picture of market trends emerged. Both of these events affected demand for bond issues of all types.

  Last year also saw an improvement in discounts on Nuveen funds. Over the past 12 months, rising share prices and lower net asset values as long-term rates increased combined to narrow the discounts on many Nuveen funds, with some funds trading at a premium.

  We believe that the current yields, stable dividends, and insulation against bond calls offered by these exchange-traded funds present an attractive investment opportunity, one that allows investors to lock in rates that will be even more attractive if the equity market undergoes a long-expected correction.

In light of current market conditions, has Nuveen changed the way it manages these funds?

No. We continue to believe that value investing is the best investment strategy for the funds we manage.

  Successful value investing depends on obtaining detailed insights into the outlook for individual issuers and the characteristics of specific bonds--information that may go beyond that used by the market as a whole. That's where our award-winning Research Department excels. To find the municipal bonds we consider for our portfolios, Nuveen Research uses insights gained from years of experience to help portfolio managers target bonds that may be upgraded, which results in a higher level of quality and safety in the portfolios, as well as bonds that are anticipated to increase in value as the result of factors as yet unrecognized by the investment community in general.

  We continue to be committed to maintaining Nuveen's tradition of value investing and prudent management, with a focus on building shareholder value, providing research-oriented management, and delivering dependable performance, in the belief that this will contribute to many more years of investment success for our fund shareholders.

What effect will bond calls have on these portfolios?

The funds covered in this report, which were issued between February 1991 and March 1993, have virtually no call exposure. It is important to understand that the bond market has dealt with the issue of bond calls and pre-refundings for years. Although this has put some pressure on the dividends of the older Nuveen funds issued prior to 1991, all of our funds have performed very well through this period.

  In addition to strong call protection, shareholders in these funds continue to enjoy attractive dividends. This positive trend in dividend payment can be traced to the leveraged structure of these funds, which enables them to invest the proceeds from the sale of short-term preferred shares in the purchase of additional intermediate and long-term bonds, thereby increasing the portfolio's income stream for the benefit of shareholders.


NUVEEN NEW JERSEY INVESTMENT QUALITY MUNICIPAL FUND, INC.

NQJ

The Fund's monthly tax-free dividend was increased during the 12 months ended
December 1996. Shareholders continue to benefit from the Fund's leveraged structure. In addition, the portfolio continues to have significant call protection.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

      1/10/96    $0.0785
      2/13/96    $0.0785
      3/13/96    $0.0785
      4/11/96    $0.0785
      5/13/96    $0.0785
      6/12/96    $0.0785
      7/11/96    $0.0785
      8/13/96    $0.0785
      9/11/96    $0.0785
     10/10/96    $0.0785
     11/13/96    $0.0795
     12/11/96    $0.0795


  FUND HIGHLIGHTS 12/31/96


   Yield                                      6.15%
   Taxable-equivalent yield                  10.25%
   Annual total return on NAV                 4.72%
   Taxable-equivalent total return            8.86%
   Share price                               $15.50
   NAV                                       $15.41

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN NEW JERSEY PREMIUM INCOME MUNICIPAL FUND, INC.

NNJ

The Fund's monthly tax-free dividend was increased twice during the 12 months ended December 1996. Shareholders continue to benefit from the Fund's leveraged structure. In addition, the portfolio continues to have significant call protection.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

      1/10/96    $0.0675
      2/13/96    $0.0675
      3/13/96    $0.0675
      4/11/96    $0.0675
      5/13/96    $0.0675
      6/12/96    $0.0690
      7/11/96    $0.0690
      8/13/96    $0.0690
      9/11/96    $0.0690
     10/10/96    $0.0690
     11/13/96    $0.0710
     12/11/96    $0.0710


  FUND HIGHLIGHTS 12/31/96


   Yield                                      6.31%
   Taxable-equivalent yield                  10.52%
   Annual total return on NAV                 3.40%
   Taxable-equivalent total return            7.17%
   Share price                               $13.50
   NAV                                       $14.61

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN PENNSYLVANIA INVESTMENT QUALITY MUNICIPAL FUND

NQP

While the dividend income remains highly attractive compared with other fixed-income alternatives, the Fund adjusted its monthly rate twice during the year, seeking a level in line with its earnings.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

      1/10/96    $0.0880
      2/13/96    $0.0865
      3/13/96    $0.0865
      4/11/96    $0.0865
      5/13/96    $0.0865
      6/12/96    $0.0865
      7/11/96    $0.0865
      8/13/96    $0.0840
      9/11/96    $0.0840
     10/10/96    $0.0840
     11/13/96    $0.0840
     12/11/96    $0.1096


  FUND HIGHLIGHTS 12/31/96


   Yield                                      6.30%
   Taxable-equivalent yield                  10.16%
   Annual total return on NAV                 4.52%
   Taxable-equivalent total return            8.50%
   Share price                               $16.00
   NAV                                       $15.97

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN PENNSYLVANIA PREMIUM INCOME MUNICIPAL FUND 2

NPY

The Fund adjusted its monthly tax-free dividend twice, seeking a level in line with the portfolio's earnings rate. The portfolio continues to have significant call protection, and should deliver a more stable dividend over the near term.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

      1/10/96    $0.0655
      2/13/96    $0.0640
      3/13/96    $0.0640
      4/11/96    $0.0640
      5/13/96    $0.0640
      6/12/96    $0.0640
      7/11/96    $0.0640
      8/13/96    $0.0640
      9/11/96    $0.0640
     10/10/96    $0.0640
     11/13/96    $0.0650
     12/11/96    $0.0650


  FUND HIGHLIGHTS 12/31/96


   Yield                                      6.24%
   Taxable-equivalent yield                  10.06%
   Annual total return on NAV                 4.75%
   Taxable-equivalent total return            8.16%
   Share price                               $12.50
   NAV                                       $14.09

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


Commonly used terms

Yield

An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, December 31, 1996) divided by its closing price per share on that date.

Taxable equivalent yield

The return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, these tax rates are assumed to be 40% for NJ, and 38% for PA, based on 1996 incomes of $121,300-$263,750 for investors filing singly, $147,700-$263,750 for those filing jointly.

Net Asset Value (NAV)

The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by the total number of common shares outstanding.

Total return on NAV

The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return

The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage

A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended December 31, 1996. Any future repur-chases will be reported to shareholders in the next annual or semiannual report.


SHAREHOLDER MEETING REPORT

          On December 12, 1996, the following Nuveen Exchange-Traded Funds held an Annual Meeting of Shareholders. At the meeting, shareholders voted to elect directors of the Funds and to ratify selection of Ernst &
          Young L.L.P. as the auditors for the Funds. The directors elected at the meeting include: Lawrence H. Brown, Anthony T. Dean, Anne E.
          Impellizzeri, and Peter R. Sawers.

                                          NQJ            NNJ             NQP             NPY


   APPROVAL OF THE DIRECTORS
   WAS REACHED AS FOLLOWS:
   Lawrence H. Brown
      For                             15,986,549       9,941,413      12,541,460      12,247,111
      Abstain                            162,872          91,234         187,335         222,554
                                      ----------      ----------      ----------      ----------
        Total                         16,149,421      10,032,647      12,728,795      12,469,665
                                      ==========      ==========      ==========      ==========
   Anthony T. Dean
      For                             15,987,061       9,943,711      12,548,094      12,253,239
      Abstain                            162,360          88,936         180,701         216,426
                                      ----------      ----------      ----------      ----------
        Total                         16,149,421      10,032,647      12,728,795      12,469,665
                                      ==========      ==========      ==========      ==========
   Anne E. Impellizzeri
      For                             15,986,995       9,942,780      12,545,057      12,246,380
      Abstain                            162,426          89,867         183,738         223,285
                                      ----------      ----------      ----------      ----------
        Total                         16,149,421      10,032,647      12,728,795      12,469,665
                                      ==========      ==========      ==========      ==========
   Peter R. Sawers
      For                             15,986,549       9,945,196      12,456,671      12,254,541
      Abstain                            162,872          87,451         182,124         215,124
                                      ----------      ----------      ----------      ----------
        Total                         16,149,421      10,032,647      12,638,795      12,469,665
                                      ==========      ==========      ==========      ==========
   RATIFICATION OF AUDITORS
   WAS REACHED AS FOLLOWS:
      For                             15,889,578       9,886,834      12,526,373      12,288,727
      Against                             94,243          39,579          78,728          50,391
      Abstain                            165,060         106,234         128,740         130,547
                                      ----------      ----------      ----------      ----------
        Total                         16,148,881      10,032,647      12,733,841      12,469,665
                                      ==========      ==========      ==========      ==========


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN NEW JERSEY INVESTMENT QUALITY MUNICIPAL FUND, INC. (NQJ)

  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 3,600,000   The Delaware River and Bay Authority, Revenue
                    Bonds, Series 1996, 5.250%, 1/01/26                      Aaa      1/06 at 102     $ 3,467,772
         350,000   Higher Education Assistance Authority (State of
                    New Jersey), Senior Student Loan Revenue Bonds,
                    1991 Series A, 7.200%, 7/01/09 (Alternative
                    Minimum Tax)                                               A      7/01 at 102         361,235
         400,000   New Jersey Economic Development Authority,
                    Adjustable - Fixed Rate Pollution Control Revenue
                    Bonds, 1985 Series (Jersey Central Power and
                    Light Company Project), 7.100%, 7/01/15                 Baa1      7/01 at 103         430,112
       3,260,000   New Jersey Economic Development Authority,
                    Natural Gas Facilities Refunding Revenue Bonds,
                    Series 1991A (New Jersey Natural Gas Company
                    Project), 7.050%, 3/01/16                                  A      3/98 at 102       3,408,591
       2,000,000   New Jersey Economic Development Authority,
                    Natural Gas Facilities Revenue Bonds, Series
                    1991B (New Jersey Natural Gas Company Project),
                    7.250%, 3/01/21 (Alternative Minimum Tax)                  A      3/98 at 102       2,089,820
       5,000,000   New Jersey Economic Development Authority, Gas
                    Facilities Revenue Bonds, 1991 Series
                    (Elizabethtown Gas Company Project),
                    6.625%, 10/01/21 (Alternative Minimum Tax)               BBB      4/97 at 102       5,106,000
       5,600,000   New Jersey Economic Development Authority, Lease
                    Rental Bonds, 1992 Series (Liberty State Park
                    Project), 6.800%, 3/15/22 (Pre-refunded to 3/15/02)      Aaa      3/02 at 102       6,272,112
       1,500,000   New Jersey Economic Development Authority,
                    Economic Development Bonds, Bridgewater
                    Resources Inc., Series 1991, 9.500%, 2/01/01
                    (Alternative Minimum Tax)                                N/R     No Opt. Call       1,552,680
       3,000,000   New Jersey Economic Development Authority,
                    Economic Development Bonds (American Airlines,
                    Inc. Project), 7.100%, 11/01/31 (Alternative
                    Minimum Tax)                                            Baa2     11/01 at 102       3,220,290
       5,000,000   New Jersey Economic Development Authority, Water
                    Facilities Revenue Bonds, Series 1991 (New
                    Jersey-American Water Company, Inc. Project),
                    7.400%, 11/01/01 (Alternative Minimum Tax)               N/R     No Opt. Call       5,098,350
       5,000,000   New Jersey Economic Development Authority,
                    Economic Development Revenue Bonds ( J and J
                    Snack Foods Corporation of New Jersey Project),
                    Series 91, 7.250%, 12/01/05 (Alternative
                    Minimum Tax)                                             N/R     12/01 at 100       5,145,550



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 7,500,000   New Jersey Economic Development Authority, Water
                    Facilities Revenue Bonds, New Jersey-American
                    Water Company, Series 96, 6.000%, 5/01/36
                    (Alternative Minimum Tax)                                Aaa      5/06 at 102     $ 7,726,350
                   New Jersey Economic Development Authority
                    Revenue Bonds (New Jersey Performing Arts
                    Center Site Acquisition Project), 1991 Series:
         610,000    6.600%, 6/15/04 (Pre-refunded to 6/15/01)                Aaa      6/01 at 102         672,257
       3,800,000    6.750%, 6/15/12 (Pre-refunded to 6/15/01)                Aaa      6/01 at 102       4,209,640
       2,500,000   New Jersey Economic Development Authority,
                    Market Transition Facility Senior Lien Revenue
                    Bonds, Series 1994A, 7.000%, 7/01/04                     Aaa     No Opt. Call       2,836,275
                   New Jersey Educational Facilities Authority, Seton
                    Hall University Project Revenue Bonds, 1991
                    Series, Project D:
         500,000    6.875%, 7/01/10 (Pre-refunded to 7/01/01)               Baa1      7/01 at 102         533,365
       2,500,000    7.000%, 7/01/21 (Pre-refunded to 7/01/01)               Baa1      7/01 at 102       2,641,875
       7,000,000   New Jersey Health Care Facilities Financing
                    Authority, Revenue Bonds, St. Peter's Medical
                    Center Issue, Series D, 7.250%, 7/01/13
                    (Pre-refunded to 7/01/97)                                Aaa      7/97 at 102       7,266,070
         300,000   New Jersey Health Care Facilities Financing
                    Authority, Revenue Bonds, Community Medical
                    Center/Kensington Manor Care Center Issue,
                    Series E, 7.000%, 7/01/20                                Aaa      7/00 at 102         327,588
       4,875,000   New Jersey Health Care Facilities Financing
                    Authority, Revenue Bonds, St. Peter's Medical
                    Center Issue, Series E, 6.875%, 7/01/11
                    (Pre-refunded to 7/01/01)                                Aaa      7/01 at 102       5,429,141
       3,600,000   New Jersey Health Care Facilities Financing
                    Authority, Refunding Revenue Bonds, Atlantic
                    City Medical Center Issue, Series C,
                    6.800%, 7/01/05                                            A      7/02 at 102       3,915,036
       7,500,000   New Jersey Health Care Facilities, Financing
                    Authority, Revenue Bonds, JFK Health Systems,
                    Obligated Group Issue, Series 1991,
                    6.600%, 7/01/08                                          Aaa      7/01 at 102       8,182,500
       9,300,000   New Jersey Health Care Facilities Financing
                    Authority, Revenue Bonds, Centrastate Medical
                    Center Issue, Series A, 6.625%, 7/01/11                  Aaa      7/01 at 102      10,053,207
       3,000,000   New Jersey Health Care Facilities Financing
                    Authority, Revenue Bonds, Beth Israel Hospital
                    Association of Passaic Issue, Series B,
                    6.250%, 7/01/14                                          Aaa      7/99 at 100       3,072,600



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 2,070,000   New Jersey Health Care Facilities Authority,
                    Revenue Bonds, Robert Wood Johnson University
                    Hospital, Series B, 6.625%, 7/01/16                      Aaa      7/01 at 102     $ 2,233,302
       4,350,000   New Jersey Health Care Facilities Financing
                    Authority, Revenue Bonds, Mercer Medical Center
                    Issue, Series 1991, 6.500%, 7/01/10                      Aaa      7/01 at 102       4,680,644
       5,025,000   New Jersey Health Care Facilities Financing
                    Authority, Revenue Bonds, Pascack Valley Hospital
                    Association Issue, Series 1991, 6.700%, 7/01/11         BBB+     7/01 at 102        5,176,152
                   New Jersey Health Care Facilities Financing
                    Authority, Refunding Revenue Bonds, Barnett
                    Hospital (FHA Insured Mortgage), Series B:
         830,000    6.750%, 8/01/11                                          AAA      2/01 at 102         865,358
       2,845,000    6.800%, 8/01/19                                          AAA      2/01 at 102       2,957,178
       4,400,000   New Jersey Health Care Facilities Financing Authority,
                    Revenue Bonds, Pallisades Medical Center,
                    Obligated Group Issue, Series 1992,
                    7.500%, 7/01/06                                          Ba1      7/02 at 102       4,563,768
       2,800,000   New Jersey Health Care Facilities Financing Authority,
                    Refunding Revenue Bonds, Atlantic City Issue,
                    Series C, 6.800%, 7/01/11                                  A      7/02 at 102       3,017,140
       3,535,000   New Jersey Health Care Facilities, Financing Authority,
                    Revenue Bonds, Deborah Heart and Lung Center
                    Issue, Series of 1993, 6.200%, 7/01/13                  Baa1      7/03 at 102       3,587,636
                   New Jersey Health Care Facilities Financing Authority,
                    Refunding Revenue Bonds, Barnett Hospital (FHA
                    Insured Mortgage), Series B:
          90,000    6.750%, 8/01/11 (Pre-refunded to 2/01/01)                AAA      2/01 at 100          99,168
         355,000    6.800%, 8/01/19 (Pre-refunded to 2/01/01)                AAA      2/01 at 102         391,821
       9,300,000   New Jersey Highway Authority (Garden State
                    Parkway), Senior Parkway Revenue Bonds, 1989
                    Series, 7.250%, 1/01/16 (Pre-refunded to 1/01/99)        Aaa      1/99 at 102      10,046,139
                   New Jersey Highway Authority (Garden State
                    Parkway), Senior Parkway Revenue Refunding
                    Bonds, 1992 Series:
       3,500,000    6.250%, 1/01/14                                          AA-      1/02 at 102       3,674,650
       1,000,000    5.750%, 1/01/19                                          AA-      1/02 at 100       1,006,250
       4,500,000   New Jersey Housing Mortgage Finance Agency,
                    Multi-Family Housing Revenue Bonds,
                    1996 Series A, 6.250%, 5/01/28 (Alternative
                    Minimum Tax)                                             Aaa      5/06 at 102       4,591,080
      12,000,000   New Jersey Housing and Mortgage Finance Agency,
                    Multifamily Housing Revenue Refunding Bonds
                    (Presidential Plaza at Newport Project-FHA Insured
                    Mortgages), 1991 Series 1, 7.000%, 5/01/30               AAA     11/02 at 102      12,806,400



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 1,500,000   New Jersey Housing and Mortgage Finance Agency,
                    Multi-Family Housing Revenue Bonds, 1995
                    Series A, 6.000%, 11/01/14                               Aaa      5/05 at 102     $ 1,536,990
                   New Jersey Housing and Mortgage Finance Agency,
                    Section B Bonds, 1991 Series A:
       3,000,000    6.800%, 11/01/05                                         AA+     11/02 at 102       3,226,650
       2,500,000    6.900%, 11/01/07                                         AA+     11/01 at 103       2,677,300
       4,700,000    6.950%, 11/01/08                                         AA+     11/01 at 103       5,022,467
       1,000,000    7.100%, 11/01/11                                         AA+     11/01 at 103       1,061,780
       3,255,000   New Jersey Housing and Mortgage Finance Agency,
                    Home Buyer Revenue Bonds, 1989 Series D,
                    7.600%, 10/01/09 (Alternative Minimum Tax)               Aaa     10/99 at 102       3,396,690
       9,650,000   New Jersey Housing and Mortgage Finance Agency,
                    Housing Revenue Bonds, 1992 Series A,
                    6.950%, 11/01/13                                          A+      5/02 at 102      10,396,524
       5,500,000   New Jersey Housing and Mortgage Finance Agency,
                    Home Buyer Revenue Bonds, 1990 Series F-2,
                    6.300%, 4/01/25 (Alternative Minimum Tax)                Aaa     10/00 at 102       5,589,265
       3,250,000   New Jersey Housing and Mortgage Finance Agency,
                    Housing Revenue Refunding Bonds, 1992 Series
                    One, 6.700%, 11/01/28                                     A+     11/02 at 102       3,381,950
       2,605,000   New Jersey Housing and Mortgage Finance Agency,
                    Revenue Bonds (Home Buyer), 1995 Series O,
                    6.350%, 10/01/27 (Alternative Minimum Tax)               Aaa 10/05 at 101 1/2       2,670,359
       5,000,000   New Jersey Housing and Mortgage Finance Agency,
                    Revenue Bonds (Home Buyer), 1996 Series S,
                    6.050%, 10/01/28 (Alternative Minimum Tax)               Aaa  4/07 at 101 1/2       5,033,850
       2,445,000   New Jersey Sports and Exposition Authority, State
                    Contract Bonds, 1992 Series A, 6.500%, 3/01/19            Aa      3/02 at 102       2,602,336
       2,575,000   New Jersey Transportation Trust Fund Authority,
                    Transportation System Bonds, 1995 Series B,
                    6.500%, 6/15/11                                          Aaa     No Opt. Call       2,916,394
       5,000,000   New Jersey Turnpike Authority, Turnpike Revenue
                    Bond, Series 1991 A (Refunding Bonds),
                    6.900%, 1/01/14                                         Baa1      1/97 at 100       5,014,650
                   New Jersey Turnpike Authority, Turnpike Revenue
                    Bond, Series 1991 C:
       9,000,000    6.500%, 1/01/08                                          Aaa     No Opt. Call      10,143,900
       1,675,000    6.500%, 1/01/16                                         Baa1     No Opt. Call       1,853,069
                   New Jersey Wastewater Treatment Trust, Wastewater
                    Treatment Insured Bonds, Series 1988 A:
       2,965,000    7.375%, 5/15/08 (Pre-refunded to 5/15/98)                Aaa      5/98 at 102       3,160,512
          35,000    7.375%, 5/15/08                                          Aaa      5/98 at 102          37,031



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 2,250,000   New Jersey Water Supply Authority, Water System
                    Revenue Bonds, Series 1988 (Delaware and
                    Raritan System), 7.875%, 11/01/13 (Alternative
                    Minimum Tax)                                              A+     11/98 at 102     $ 2,409,638
                   State of New Jersey, General Obligation Bonds
                    (Various Bonds):
       8,200,000    6.750%, 9/15/07 (Pre-refunded to 9/1501)                 AA+  9/01 at 101 1/2       9,112,414
         850,000    6.800%, 9/15/10 (Pre-refunded to 9/15/01)                AA+  9/01 at 101 1/2         946,365
       5,000,000   State of New Jersey, General Obligation Bonds,
                    Various Series, 6.375%, 8/01/11                          Aa1  8/02 at 101 1/2       5,336,350
                   State of New Jersey, General Obligation Bonds,
                    Series D:
       5,000,000    5.750%, 2/15/06                                          Aa1     No Opt. Call       5,364,450
       5,000,000    6.000%, 2/15/11                                          Aa1     No Opt. Call       5,419,800
       2,500,000   The Atlantic County Utilities Authority (New Jersey),
                    Sewer Revenue Refunding Bonds, 1987 Series,
                    5.000%, 1/15/13                                          Aaa      1/97 at 100       2,389,675
       1,500,000   The Board of Education of the Township of
                    Bedminister, Certificates of Participation, In the
                    County of Somerset, New Jersey, 7.125%, 9/01/10           A1      3/01 at 102       1,655,070
       3,000,000   County of Bergen, New Jersey, General Improvement
                    Bonds, 5.500%, 8/15/07                                   Aaa     No Opt. Call       3,169,140
       7,000,000   The Bergen County Utilities Authority, 1992 Water
                    Pollution Control System Revenue Bonds, Series A,
                    6.500%, 12/15/12                                         Aaa      6/02 at 102       7,643,090
       3,700,000   Pollution Control Financing Authority of Camden
                    County (Camden County, New Jersey), Solid Waste
                    Disposal and Resource Recovery System Revenue
                    Bonds, Series 1991B, 7.500%, 12/01/09
                    (Alternative Minimum Tax)                               BBB+     12/01 at 102       3,713,653
       3,500,000   Pollution Control Financing Authority of Camden
                    County (Camden County, New Jersey), Solid Waste
                    Disposal and Resource Recovery System Revenue
                    Bonds, Series 1991A, 7.500%, 12/01/10
                    (Alternative Minimum Tax)                               BBB+     12/01 at 102       3,513,300
                   Cape May County Municipal Utilities Authority,
                    Sewer Revenue Refunding Bonds, Series 1992-A:
       2,000,000    6.000%, 1/01/11                                          Aaa      1/03 at 102       2,098,960
       7,600,000    5.750%, 1/01/16                                          Aaa      1/03 at 102       7,699,560
       1,000,000   The Board of Education of the Town of Dover, in the
                    County of Morris, New Jersey, as Lessee, Certificates
                    of Participation, 6.600%, 6/01/11                        Aaa     12/01 at 100       1,081,360
       1,265,000   Township of East Brunswick, In the County of
                    Middlesex, New Jersey, General Obligation
                    Refunding Bonds, Series 1993, 5.125%, 4/01/13             Aa      4/03 at 101       1,236,259



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


                   County of Essex, New Jersey, General Obligation
                    Refunding Bonds of 1996, Tax-Exempt Bonds of
                    1996, Series A-1:
     $ 3,000,000    6.000%, 11/15/07 (WI)                                    Aaa     No Opt. Call     $ 3,263,520
       1,000,000    5.000%, 11/15/11 (WI)                                    Aaa      8/07 at 101         967,840
       7,800,000   County of Essex, New Jersey, Fiscal Year Adjustment
                    Bonds, Series 1991, 6.500%, 12/01/11                     Aaa     12/01 at 101       8,455,590
       4,095,000   The Board of Education of the Township of Evesham,
                    in the County of Burlington New Jersey, Certificates
                    of Participation, 6.875%, 9/01/11 (Pre-refunded
                    to 9/01/01)                                              Aaa      9/01 at 102       4,538,120
       2,320,000   City of Hoboken, Fiscal Year Adjustment General
                    Obligation Bonds, Series 1991, 8.900%, 8/01/06           Aaa     No Opt. Call       3,051,241
       5,250,000   Township of Howell, In the County of Monmouth,
                    New Jersey, General Obligation Refunding Bonds,
                    Series 1991, 6.800%, 1/01/14                             Aaa      1/02 at 102       5,773,740
       3,790,000   The Hudson County Improvement Authority,
                    Multifamily Housing Revenue Bonds, Series
                    1992 A (Conduit Financing-Observer Park Project),
                    6.900%, 6/01/22 (Alternative Minimum Tax)                AAA      6/04 at 100       3,966,159
       3,675,000   The City of New Jersey (Hudson County, New Jersey),
                    Fiscal Year Adjustment Bonds, Series B 1991,
                    8.400%, 5/15/06                                          Aaa     No Opt. Call       4,641,893
       8,200,000   The City of Jersey City (Hudson County, New Jersey),
                    Fiscal Year Adjustment Bonds, Series A 1991,
                    6.600%, 5/15/11 (Pre-refunded to 5/15/01)                Aaa      5/01 at 102       9,038,942
       1,540,000   Housing Finance Corporation of the City of Long
                    Branch, Long Branch, New Jersey, Section 8 Assisted
                    Housing Revenue Bonds, Washington Manor
                    Associates, Ltd., 1980 Elderly Project,
                    10.000%, 10/01/11                                        N/R      4/97 at 101       1,562,915
       2,535,000   The Board of Education of the Township of
                    Mansfield, in the County of Warren, New Jersey,
                    Certificates of Participation, 5.900%, 3/01/15           Aaa      3/06 at 102       2,617,489
                   The State of New Jersey, as Lessee, and The Mercer
                    County Improvement Authority, as Lessor,
                    Relating to the Richard J. Hughes Justice Complex:
       3,000,000    6.050%, 1/01/09                                           Aa     No Opt. Call       3,000,240
       1,585,000    6.050%, 1/01/13                                           Aa     No Opt. Call       1,585,159
       1,000,000    6.050%, 1/01/14                                           Aa     No Opt. Call       1,000,100
       1,720,000    6.050%, 1/01/16                                           Aa     No Opt. Call       1,720,103
       2,000,000    6.050%, 1/01/17                                           Aa     No Opt. Call       2,000,120
         950,000   The Mercer County Improvement Authority, Mercer
                    County, New Jersey, Revenue Bonds (County
                    Courthouse Project, Series 1991), 6.600%, 11/01/14
                    (Pre-refunded to 11/01/00)                                Aa     11/00 at 102       1,042,920



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 8,000,000   Pollution Control Financing, Authority of Middlesex
                    County (New Jersey), Pollution Control Revenue
                    Refunding Bonds, Series 1992 (Amerada Hess
                    Corporation Project), 6.875%, 12/01/22                   N/R     12/02 at 102     $ 8,418,000
       3,500,000   The Monmouth County Improvement Authority
                    (Monmouth County, New Jersey), Sewage Facilities
                    Revenue Refunding Bonds, Series 1991,
                    6.750%, 2/01/13 (Pre-refunded to 2/01/01)                Aaa      2/01 at 102       3,862,110
       2,000,000   Town of Morristown, In the County of Morris, New
                    Jersey, General Obligation Refunding Bonds, Series
                    1995, 6.500%, 8/01/19                                    Aaa      8/05 at 102       2,207,480
       1,200,000   County of Passaic, New Jersey, General Improvement
                    Bonds, 6.700%, 9/01/10 (Pre-refunded to 9/01/99)         N/R      9/99 at 102       1,296,684
       4,000,000   Passaic Valley Sewerage Commissioners (State of
                    New Jersey), Sewer System Bonds, Series D,
                    5.800%, 12/01/18                                         Aaa     12/02 at 102       4,072,120
       1,180,000   The Raritan Township Municipal Utilities Authority
                    (Hunterdon County, New Jersey), (Secured by a
                    Service Contract with the Township of Raritan),
                    Revenue Bonds, Series 1992 (Bank Qualified),
                    6.450%, 5/01/12                                           A+      5/02 at 102       1,242,316
                   Rutgers, The State University (The State University
                    of New Jersey), General Obligation Refunding
                    Bonds, 1992 Series A:
       2,900,000    6.500%, 5/01/13                                           AA      5/02 at 102       3,119,588
       1,725,000    6.500%, 5/01/18                                           AA      5/02 at 102       1,856,462
       6,250,000   The Pollution Control Financing Authority of
                    Salem County (New Jersey), Waste Disposal
                    Revenue Bonds (E. I. duPont de Nemours and
                    Company-Chambers Works Project), 1991 Series
                    A, 6.500%, 11/15/21 (Alternative Minimum Tax)            AA-     11/01 at 102       6,625,125
       1,465,000   The South Toms River Sewerage Authority) Ocean
                    County, New Jersey), Sewer Refunding Revenue
                    Bonds (Series 1992), (Bank-Qualified),
                    7.400%, 11/01/05                                         N/R     11/02 at 102       1,553,501
      10,000,000   The Union County Utilities Authority (New Jersey),
                    Solid Waste System Revenue Bonds, Series D,
                    6.850%, 6/15/14 (Alternative Minimum Tax)                Aaa      6/02 at 102      10,650,500
       2,450,000   University of Medicine and Dentistry of New Jersey
                    Bonds, Series E, 6.500%, 12/01/18 (Pre-refunded
                    to 12/01/01)                                              AA     12/01 at 102       2,708,377
       4,000,000   Township of West Deptford, County of Gloucester,
                    New Jersey, General Obligation Bonds, Series of
                    1996, 5.250%, 3/01/14                                    Aaa      3/06 at 102       3,935,280



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 4,300,000   The Port Authority of New York and New Jersey,
                    Special Project Bonds, Series 1R, Delta Air Lines,
                    Inc. Project, LaGuardia Airport Passenger Terminal,
                    6.950%, 6/01/08                                         Baa3      6/02 at 102     $ 4,558,516
       4,500,000   The Port Authority of New York and New Jersey
                    Consolidated Bonds, Eighty-Fourth Series,
                    6.000%, 1/15/28 (Alternative Minimum Tax)                AA-      1/03 at 101       4,578,705
       1,300,000   The Port Authority of New York and New Jersey
                    Consolidated Bonds, One Hundred Fourth Series,
                    5.200%, 7/15/21                                          Aaa      1/06 at 102       1,243,567
       3,000,000   Delaware River Port Authority, Revenue Bonds,
                    Series of 1995, 5.500%, 1/01/26                          Aaa      1/06 at 102       2,959,350
       6,000,000   Puerto Rico Electric Power Authority, Power Revenue
                    Refunding Bonds, Series Y, 7.000%, 7/01/07               Aaa     No Opt. Call       7,032,780
       6,000,000   Puerto Rico Electric Power Authority, Power
                    Revenue Bonds, Series P, 7.000%, 7/01/11
                    (Pre-refunded to 7/01/01)                                Aaa      7/01 at 102       6,762,120
         710,000   Puerto Rico Housing Finance Corporation, Single
                    Family Mortgage Revenue Bonds, Portfolio One,
                    Series C, 6.750%, 10/15/13                               Aaa     10/01 at 102         743,623
-------------------------------------------------------------------------------------------------------------------
    $397,255,000   Total Investments - (cost $396,855,914) - 98.3%                                    422,878,198
=================--------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.7%                                                 7,399,117
-------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $430,277,315
===================================================================================================================


                                                                       NUMBER OF       MARKET           MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES        VALUE          PERCENT


  SUMMARY OF                         AAA                    Aaa           56     $246,536,842             58%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3           24       75,923,970             18
  PORTFOLIO OF                        A+                     A1            5       19,085,498              5
  INVESTMENTS:                     A, A-              A, A2, A3            5       12,791,822              3
                         BBB+, BBB, BBB-  Baal, Baa, Baa2, Baa3           12       39,348,618              9
                            BB+, BB, BB-      Ba1, Ba, Ba2, Ba3            1        4,563,768              1
                               Non-rated              Non-rated            7       24,627,680              6
-----------------------------------------------------------------------------------------------------------------
  TOTAL                                                                  110     $422,878,198            100%
=================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
(WI) Security purchased on a when-issued basis (note 1).

See accompanying notes to financial statements.


NUVEEN NEW JERSEY PREMIUM INCOME MUNICIPAL FUND, INC. (NNJ)

  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 7,100,000   The Delaware River and Bay Authority, Revenue
                    Bonds, Series 1993, 5.000%, 1/01/17                      Aaa      1/04 at 102     $ 6,603,426
         885,000   Higher Education Assistance Authority (State of
                    New Jersey), Student Loan Revenue Bonds, 1992
                    Series A, NJ Class Loan Program, 6.125%, 7/01/09
                    (Alternative Minimum Tax)                                 A+      7/02 at 102         898,001
       5,250,000   Higher Education Assistance Authority (State of
                    New Jersey), Student Loan Revenue Bonds, 1993
                    Series A, NJ Class Loan Program, 5.300%, 7/01/10
                    (Alternative MinimumTax)                                  A+      7/03 at 102       5,128,883
       1,145,000   New Jersey Economic Development Authority,
                    Natural Gas Facilities Revenue Bonds, Series 1991B
                    (New Jersey Natural Gas Company Project),
                    7.250%, 3/01/21 (Alternative Minimum Tax)                  A      3/98 at 102       1,196,422
       4,000,000   New Jersey Economic Development Authority, Gas
                    Facilities Revenue Bonds, 1991 Series A
                    (Elizabethtown Gas Company Project),
                    6.750%, 10/01/21 (Alternative Minimum Tax)                A3      4/97 at 102       4,085,600
       3,600,000   New Jersey Economic Development Authority,
                    Economic Development Bonds (Yeshiva K'Tana
                    of Passaic-1992 Project), 8.000%, 9/15/18                N/R     No Opt. Call       4,231,872
       5,980,000   New Jersey Economic Development Authority,
                    Economic Development Bonds (Bridgewater
                    Resources Inc. Project), 1994 Series A,
                    8.375%, 11/01/04 (Alternative Minimum Tax)               N/R     No Opt. Call       6,287,970
       1,485,000   New Jersey Economic Development Authority,
                    Water Facilities Refunding Bonds (Elizabeth
                    Water Company Project-1991 Series A),
                    6.700%, 8/01/21 (Alternative Minimum Tax)                  A      8/01 at 102       1,561,492
       3,100,000   New Jersey Economic Development Authority,
                    Water Facilities Revenue Refunding Bonds
                    (Hackensack Water Company Project-1994 Series B),
                    5.900%, 3/01/24 (Alternative Minimum Tax)                Aaa      3/04 at 102       3,146,810
       3,255,000   New Jersey Economic Development Authority
                    (Morris Hall/St. Lawrence, Inc. Project),
                    Series 1993A, 6.150%, 4/01/13                             A+      4/03 at 102       3,354,310
       3,485,000   New Jersey Economic Development Authority,
                    Revenue Bonds (Public Schools Small Project Loan
                    Program)Series 1993, 5.400%, 8/15/12                     AAA      8/03 at 102       3,489,287
       2,670,000   New Jersey Economic Development Authority,
                    Economic Growth Bond, Composite Issue-1992
                    Second Series H, 5.300%, 12/01/07 (Alternative
                    Minimum Tax)                                             Aa3     12/03 at 102       2,698,409
       1,135,000   New Jersey Economic Development Authority,
                    Economic Growth Bonds, Richard L Tauber
                    Composite Issue-1993 Series H-2, 5.000%, 10/01/05
                    (Alternative Minimum Tax)                                  A     10/03 at 102       1,147,508



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 1,245,000   New Jersey Economic Development Authority,
                    Economic Growth Bonds, Composite Issue-
                    1992 Second Series T, 5.300%, 12/01/07
                    (Alternative Minimum Tax)                                Aa3     12/03 at 102     $ 1,258,247
       1,500,000   New Jersey Economic Development Authority,
                    Market Transition Facility Senior Lien Revenue
                    Bonds, Series 1994A, 7.000%, 7/01/04                     Aaa     No Opt. Call       1,701,765
       1,000,000   New Jersey Educational Facilities Authority, Trenton
                    State College Issue, Revenue Bonds, Series 1976 D,
                    6.750%, 7/01/08                                           A+      1/97 at 100       1,002,230
       2,095,000   New Jersey Educational Facilities Authority,
                    Refunding Revenue Bonds, Trenton State College
                    Issue, Series 1992 E, 6.000%, 7/01/09                    Aaa      7/02 at 102       2,205,302
       1,500,000   New Jersey Educational Facilities Authority, Higher
                    Education Facilities Trust Fund Bonds,
                    Series 1995 A, 5.125%, 9/01/02                           Aaa     No Opt. Call       1,544,985
       1,000,000   New Jersey Educational Facilities Authority, Revenue
                    Bonds, New Jersey Institute of Technology Issue,
                    Series 1994A, 6.000%, 7/01/24                            Aaa      7/04 at 102       1,041,500
       2,500,000   New Jersey Educational Facilities Authority, Revenue
                    Bonds, Rowan College of New Jersey Issue, Series
                    1996 E, 6.000%, 7/01/21                                  Aaa      7/06 at 101       2,616,875
       1,250,000   New Jersey Health Care Facilities Financing
                    Authority Revenue Bonds, Community Memorial
                    Hospital Association Issue, Series C, 8.000%, 7/01/14      A      7/98 at 102       1,328,363
       2,000,000   New Jersey Health Care Facilities Financing
                    Authority, Revenue Bonds, Newton Memorial
                    Hospital Issue, Series A, 7.500%, 7/01/19                 A-      7/99 at 102       2,132,740
                   New Jersey Health Care Facilities Financing
                    Authority, Revenue Bonds, Dover General Hospital
                    and Medical Center Issue, Series 1994:
       1,015,000    7.000%, 7/01/03                                          Aaa     No Opt. Call       1,147,123
         800,000    7.000%,7/01/04                                           Aaa     No Opt. Call         911,656
       2,000,000   New Jersey Health Care Facilities Financing
                    Authority, Revenue Bonds, The Overlook Hospital
                    Association Issue, Series E, 6.700%, 7/01/13             Aaa      7/97 at 102       2,066,140
       3,300,000   New Jersey Health Care Facilities Financing
                    Authority, Revenue Bonds, St. Peter's Medical
                    Center Issue, Series F, 5.000%, 7/01/11                  Aaa      7/03 at 102       3,195,819
         935,000   New Jersey Health Care Facilities Financing
                    Authority, Refunding Revenue Bonds, Wayne
                    General Hospital Corp. Issue (FHA Insured
                    Mortgage), Series B, 5.750%, 8/01/11                     AAA      8/04 at 102         933,579
       2,000,000   New Jersey Health Care Facilities Financing
                    Authority, Revenue Bonds, Monmouth Medical
                    Center Issue, Series C, 6.250%, 7/01/16                  Aaa      7/04 at 102       2,131,940



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 2,250,000   New Jersey Housing Finance Agency, Special Pledge
                    Revenue Obligations, 1975 Series One,
                    9.000%, 11/01/18                                          A1     11/97 at 103     $ 2,328,480
       2,875,000   New Jersey Housing and Mortgage Finance Agency,
                    Multi-Family Housing Revenue Bonds,
                    1995 Series A, 6.000%, 11/01/14                          Aaa      5/05 at 102       2,945,898
                   New Jersey Housing and Mortgage Finance Agency,
                    Housing Revenue Bonds, 1992 Series A:
       2,365,000    6.700%, 5/01/05                                           A+      5/02 at 102       2,536,652
       8,000,000    6.950%, 11/01/13                                          A+      5/02 at 102       8,618,880
       4,250,000   New Jersey Housing and Mortgage Finance Agency,
                    Housing Revenue Refunding Bonds,
                    1992 Series One, 6.700%, 11/01/28                         A+     11/02 at 102       4,422,550
       1,000,000   New Jersey Housing and Mortgage Finance Agency,
                    Revenue Bonds (Home Buyer), 1995 Series O,
                    6.300%, 10/01/23 (Alternative MinimumTax)                Aaa 10/05 at 101 1/2       1,027,390
         525,000   New Jersey Housing and Mortgage Finance
                    Agency, Home Buyer Revenue Bonds,
                    Series 1996-P, 5.650%, 4/01/14                           Aaa  4/06 at 101 1/2         525,814
       1,000,000   New Jersey Housing and Mortgage Finance Agency,
                    Revenue Bonds (Home Buyer), 1996 Series Q,
                    5.875%, 4/01/17 (Alternative Minimum Tax)                Aaa  4/06 at 101 1/2       1,006,850
                   New Jersey Transportation Trust Fund Authority,
                    Transportation System Bonds, 1995 Series A:
         750,000    5.500%, 6/15/12                                          Aaa      6/05 at 102         761,003
       5,000,000    5.000%, 6/15/15                                          Aaa      6/05 at 102       4,726,150
       1,100,000   New Jersey Transportation Trust Fund Authority,
                    Transportation System Bonds, 1995 Series B,
                    5.500%, 6/15/15                                          Aaa      6/05 at 102       1,096,810
       2,780,000   New Jersey Turnpike Authority, Turnpike Revenue
                    Bonds, 1984 Series, 10.375%, 1/01/03                     AAA     No Opt. Call       3,320,432
                   New Jersey Turnpike Authority, Turnpike Revenue
                    Bonds, Series 1991 C:
       1,000,000    6.500%, 1/01/08                                         Baa1     No Opt. Call       1,107,870
       7,920,000    6.500%, 1/01/16                                         Baa1     No Opt. Call       8,761,975
       7,140,000    6.500%, 1/01/16                                          Aaa     No Opt. Call       8,079,695
       3,300,000   State of New Jersey, General Obligation Bonds
                    (Various Bonds), 6.800%, 9/15/10
                    (Pre-refunded to 9/15/01)                                AA+  9/01 at 101 1/2       3,674,121
       2,385,000   State of New Jersey, General Obligation Bonds
                    (Various Series), 6.800%, 9/15/11
                    (Pre-refunded to 9/15/01)                                AA+  9/01 at 101 1/2       2,647,851



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


                   State of New Jersey, General Obligation Bonds,
                    Series D:
     $ 5,260,000    5.750%, 2/15/06                                          Aa1     No Opt. Call     $ 5,643,401
       4,000,000    5.800%, 2/15/07                                          Aa1     No Opt. Call       4,297,240
       2,500,000    6.000%, 2/15/11                                          Aa1     No Opt. Call       2,709,900
       1,560,000    6.000%, 2/15/13                                          Aa1     No Opt. Call       1,685,221
       1,000,000   The Bergen County Utilities Authority, Bergen
                    County, New Jersey, 1988 Solid Waste System
                    Revenue Bonds, Series A, 7.750%, 3/15/13
                    (Pre-refunded to 3/15/98)                                Aaa      3/98 at 100       1,047,150
       6,600,000   Pollution Control Financing Authority of Camden
                    County (Camden County, New Jersey), Solid Waste
                    Disposal and Resource Recovery System Revenue
                    Bonds, Series 1991 C, 7.125%, 12/01/01
                    (Alternative Minimum Tax)                               BBB+     No Opt. Call       6,776,286
       6,500,000   Pollution Control Financing Authority of Camden
                    County (Camden County, New Jersey), Solid Waste
                    Disposal and Resource Recovery System Bonds,
                    Series 1991 D, 7.250%, 12/01/10                         BBB+     12/01 at 102       6,717,620
       1,275,000   Camden County Improvement Authority
                    (Camden County, New Jersey), County
                    Guaranteed Lease Revenue Bonds, Series of
                    1995, 5.625%, 10/01/15                                   Aaa     10/05 at 102       1,277,933
       5,250,000   Cape May County Municipal Utilities
                    Authority, Sewer Revenue Refunding Bonds,
                    Series 1992-A, 5.750%, 1/01/16                           Aaa      1/03 at 102       5,318,775
       1,000,000   The Essex County Utilities Authority
                    (Essex County, New Jersey), Solid Waste System
                    Revenue Bonds (Secured by a County Deficiency
                    Agreement with the County of Essex),
                    Solid Waste System Revenue Bonds, Tax Exempt
                    Series 1996A, 5.600%, 4/01/16                            Aaa      4/06 at 102         999,320
       1,000,000   The Evesham Municipal Utilities Authority
                    (Burlington County, New Jersey), Revenue Bonds,
                    1993 Series A, 5.600%, 7/01/15                           Aaa      7/03 at 102         997,150
         250,000   The Board of Education of the Township of
                    Franklin, in the County of Somerset, New Jersey,
                    Certificates of Participation, Series 1989,
                    6.900%, 12/15/00 (Pre-refunded to 6/15/99)               Aaa      6/99 at 100         268,715
       1,000,000   The Jersey City Sewerage Authority
                    (Hudson County, New Jersey), Sewer
                    Revenue Refunding Bonds (Series 1993),
                    6.250%, 1/01/14                                          Aaa     No Opt. Call       1,100,250



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


      $  945,000   Housing Finance Corporation of the City of Long
                    Branch, Long Branch, New Jersey, Section 8
                    Assisted Housing Revenue Bonds, Washington
                    Manor Associates, Ltd., 1980 Elderly Project,
                    10.000%, 10/01/11                                        N/R      4/97 at 101      $  959,062
                   The State of New Jersey, as Lessee, and The Mercer
                    County Improvement Authority, as Lessor, Relating
                    to the Richard J. Hughes Justice Complex:
         750,000    6.050%, 1/01/11                                           Aa      2/97 at 100         750,045
       1,000,000    6.050%, 1/01/12                                           Aa     No Opt. Call       1,000,070
                   The Mercer County Improvement Authority, Mercer County, New
                    Jersey, Insured Solid Waste Revenue Bonds (Resource
                    Recovery Project, Refunding Series A of 1992):
       1,000,000    6.400%, 4/01/06 (Alternative Minimum Tax)                Aaa      4/02 at 102       1,001,940
       3,500,000    6.700%, 4/01/13 (Alternative Minimum Tax)                Aaa      4/02 at 102       3,505,880
         785,000   County of Morris, New Jersey, General
                    Improvement Bonds of 1993, 5.125%, 5/13/11               Aaa     No Opt. Call         780,141
         600,000   The Borough of North Arlington, in the County
                    of Bergen, New Jersey, General and Water
                    Improvement Bonds of 1994, 4.800%, 2/01/10               Aaa     No Opt. Call         571,320
       4,000,000   County of Passaic, State of New Jersey, General
                    Obligation Refunding Bonds, Series 1993,
                    5.125%, 9/01/12                                          Aaa     No Opt. Call       3,953,080
       1,040,000   Passaic Valley Sewerage Commissioners (State of
                    New Jersey), Sewer System Bonds, Series D,
                    5.750%, 12/01/10                                         Aaa     12/02 at 102       1,072,261
         470,000   The Pinelands Regional Board of Education,
                    in the Counties of Ocean and Burlington,
                    New Jersey, Certificates of Participation,
                    5.500%, 4/01/98                                          N/R     No Opt. Call         475,899
       2,510,000   The Board of Education of the Township of
                    Piscataway in the County of Middlesex,
                    New Jersey, Certificates of Participation, 1993
                    Series, 5.375%, 12/15/10                                 Aaa      6/03 at 102       2,525,186
       2,000,000   Rutgers, The State University (The State
                    University of New Jersey), General Obligation
                    Bonds, 1987 Series A, 8.125%, 5/01/17
                    (Pre-refunded to 5/01/97)                                Aaa      5/97 at 102       2,069,720
         440,000   South Jersey Port Corporation (An Instrumentality
                    of the State of New Jersey), Marine Terminal
                    Revenue Bonds, 1993 Series, 4.900%, 1/01/08               A+     No Opt. Call         436,643
         650,000   The Board of Education of the Southern
                    Gloucester County, Regional High School
                    District, Gloucester County, New Jersey, School
                    District Bonds, Series 1993, 5.000%, 10/01/14            Aaa     No Opt. Call         625,885



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


                   Sparta Township School District, General
                    Obligation Bonds (Unlimited Tax):
     $ 1,100,000    5.800%, 9/01/19                                          AAA      9/06 at 100     $ 1,122,825
       1,100,000    5.800%, 9/01/20                                          AAA      9/06 at 100       1,122,000
       1,100,000    5.800%, 9/01/21                                          AAA      9/06 at 100       1,121,175
       1,000,000   The Stony Brook Regional Sewerage Authority
                    (Princeton, New Jersey), Revenue Refunding
                    Bonds, 1993 Series B, 5.450%, 12/01/12                    Aa     No Opt. Call       1,008,120
       3,500,000   The Sussex County Municipal Utilities Authority,
                    County of Sussex, New Jersey, Solid Waste
                    Revenue Bonds, Series A, 7.875%, 12/01/13
                    (Pre-refunded to 12/01/98)                               Aaa     12/98 at 102       3,817,730
       7,425,000   The Union County Utilities Authority (New
                    Jersey), Solid Waste System Revenue Bonds,
                    1991 Series A, 7.200%, 6/15/14
                    (Alternative Minimum Tax)                                 BB      6/02 at 102       7,557,981
       1,500,000   The Wanaque Valley Regional Sewerage Authority
                    (Passaic County, New Jersey), Sewer Revenue
                    Refunding Bonds (1993 Series B), Insured,
                    5.750%, 9/01/18                                          Aaa     No Opt. Call       1,565,474
       1,585,000   The Warren County (Pequest River), Municipal
                    Utilities Authority, Wastewater Revenue
                    Refunding Bonds, Series 1993, Insured,
                    5.300%, 12/01/11                                         Aaa     12/03 at 101       1,579,261
       2,250,000   Western Monmouth Utilities Authority
                    (Monmouth County, New Jersey), Revenue
                    Refunding Bonds, 1995 Series A,
                    5.600%, 2/01/14                                          Aaa      2/05 at 102       2,285,054
       3,000,000   The Port Authority of New York and New Jersey,
                    Consolidated Bonds, Ninety-Sixth Series,
                    6.600%, 10/01/23 (Alternative Minimum Tax)               Aaa     10/04 at 101       3,289,980
                   The Port Authority of New York and New Jersey,
                    Consolidated Bonds, Ninety-Ninth Series:
       1,200,000    5.750%, 11/01/09 (Alternative Minimum Tax)               Aaa      5/05 at 101       1,240,523
       2,500,000    5.750%, 11/01/14 (Alternative Minimum Tax)               Aaa      5/05 at 101       2,528,900
       1,500,000   Port Authority of New York and New Jersey,
                    Consolidated Bonds, One Hundred and Sixth
                    Series, 6.000%, 7/01/16 (Alternative
                    Minimum Tax)                                             AA-      7/06 at 101       1,550,384
       2,500,000   Port Authority of New York and New Jersey,
                    One Hundredth Series, 5.750%, 12/15/20                   Aaa      6/05 at 101       2,520,450
                   Delaware River Port Authority, Revenue Bonds,
                    Series of 1995:
       1,000,000    5.400%, 1/01/14                                          Aaa      1/06 at 102         993,740
      15,995,000    5.500%, 1/01/26                                          Aaa      1/06 at 102      15,778,267



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 5,000,000   Commonwealth of Puerto Rico, Public Improvement
                    Bonds of 1995 (General Obligation Bonds),
                    5.750%, 7/01/24                                          Aaa  7/05 at 101 1/2     $ 5,096,700
       8,160,000   Puerto Rico Public Buildings Authority, Public
                    Education and Health Facilities Refunding Bonds,
                    Series M, Guaranteed by the Commonwealth of
                    Puerto Rico, 5.750%, 7/01/15                               A  7/03 at 101 1/2       8,109,490
       3,500,000   Puerto Rico Electric Power Authority, Power Revenue
                    Bonds, Series R, 6.250%, 7/01/17                        Baa1  7/02 at 101 1/2       3,615,080
       7,000,000   Puerto Rico Industrial, Medical, Educational,
                    and Environmental Pollution Control Facilities
                    Financing Authority, Adjustable Rate Industrial
                    Revenue Bonds, 1983 Series A (American Home
                    Products Corporation Project), 5.100%, 12/01/18           A2     12/03 at 103       6,432,720
-------------------------------------------------------------------------------------------------------------------
    $249,670,000   Total Investments - (cost $251,387,348) - 97.2%                                    257,538,622
=================--------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 1.1%
      $  600,000   New Jersey Economic Development Authority,
                    Dock Facility Revenue Refunding Bonds
                    (Bayonne/IMTT - Bayonne Project), Series
                    1993A, Variable Rate Demand Bonds,
                    4.700%, 12/01/27+                                     VMIG-1                          600,000
       2,400,000   The Port Authority of New York and New Jersey,
                    Versatile Structure Obligations, Series 2,
                    Variable Rate Demand Bonds,
                    5.250%, 5/01/19+                                        A-1+                        2,400,000
-------------------------------------------------------------------------------------------------------------------
     $ 3,000,000   Total Temporary Investments - 1.1%                                                   3,000,000
=================--------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.7%                                                 4,337,685
-------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $264,876,307
===================================================================================================================



                                                                         NUMBER OF       MARKET          MARKET
                      STANDARD & POOR'S                 MOODY'S          SECURITIES       VALUE          PERCENT


  SUMMARY OF                         AAA                    Aaa               53     $127,403,034           50%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3               12       28,923,009           11
  PORTFOLIO OF                        A+                     A1                9       28,726,629           11
  INVESTMENTS                      A, A-              A, A2, A3                8       25,994,335           10
  (EXCLUDING             BBB+, BBB, BBB-  Baal, Baa, Baa2, Baa3                5       26,978,831           10
  TEMPORARY                 BB+, BB, BB-      Bal, Ba, Ba2, Ba3                1        7,557,981            3
  INVESTMENTS):                Non-rated              Non-rated                4       11,954,803            5
-------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       92     $257,538,622          100%
===================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


NUVEEN PENNSYLVANIA INVESTMENT QUALITY MUNICIPAL FUND (NQP)

  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 6,000,000   Commonwealth of Pennsylvania General Obligation
                    Bonds, First Series of 1992, 6.375%, 9/15/11             AA-  3/02 at 101 1/2     $ 6,401,820
       4,970,000   Pennsylvania Higher Education Assistance Agency,
                    Student Loan Adjustable Rate Tender Revenue
                    Refunding Bonds, 1985 Series A, 6.800%, 12/01/00         Aaa     No Opt. Call       5,320,832
       4,000,000   Pennsylvania Higher Education Assistance Agency
                    Student Loan Revenue Bonds, Fixed Rate Bonds,
                    1991 Series C, 7.150%, 9/01/21
                    (Alternative Minimum Tax)                                Aaa      9/01 at 102       4,261,080
       3,000,000   Pennsylvania Higher Education Assistance Agency
                    Student Loan Revenue Bonds, Fixed Rate Bonds,
                    1992 Series C, 6.400%, 3/01/22
                    (Alternative Minimum Tax)                                Aaa      9/02 at 102       3,116,400
       2,000,000   Pennsylvania Higher Educational Facilities Authority
                    (Commonwealth of Pennsylvania), Lycoming
                    College Revenue Bonds, Series of 1988,
                    8.375%, 10/01/18 (Pre-refunded to 10/01/98)              N/R     10/98 at 102       2,183,120
      10,580,000   Pennsylvania Higher Educational Facilities Authority,
                    Revenue Bonds (Thomas Jefferson
                    University-Life Sciences Building Project),
                    1989 Series A, 6.000%, 7/01/19                            Aa      7/99 at 102      10,677,336
       5,000,000   Pennsylvania Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, Series W,
                    7.625%, 10/01/10 (Alternative Minimum Tax)               AA+     10/99 at 102       5,252,750
       5,855,000   Pennsylvania Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, Series 1992-33,
                    6.900%, 4/01/17                                          AA+      4/02 at 102       6,175,854
       1,000,000   Pennsylvania Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, Series 1992-34B,
                    7.000%, 4/01/24 (Alternative Minimum Tax)                AA+      4/02 at 102       1,048,400
       2,000,000   Pennsylvania Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, Series 1995-46,
                    6.200%, 10/01/14 (Alternative Minimum Tax)               AA+     10/05 at 102       2,040,660
       1,000,000   Pennsylvania Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, Series 1996-48,
                    6.150%, 4/01/25 (Alternative Minimum Tax)                AA+      4/06 at 102       1,012,030
       5,725,000   Pennsylvania Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, Series 1996-49,
                    6.450%, 4/01/25 (Alternative Minimum Tax)                AA+      4/06 at 102       5,862,286
       4,000,000   Pennsylvania Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, Series 1996-50B,
                    6.350%, 10/01/27 (Alternative Minimum Tax)               AA+      4/06 at 102       4,086,600
       3,000,000   Pennsylvania Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, Series 1996-52B,
                    6.250%, 10/01/24 (Alternative Minimum Tax)               AA+      4/06 at 102       3,040,770



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 4,500,000   Pennsylvania Turnpike Commission, Pennsylvania
                    Turnpike Revenue Bonds, Series I of 1986,
                    7.200%, 12/01/17 (Pre-refunded to 12/01/01)              Aaa     12/01 at 102     $ 5,118,705
       1,650,000   Pennsylvania Turnpike Commission, Pennsylvania
                    Turnpike Revenue Bonds, Series N of 1991,
                    6.500%, 12/01/13                                          A1     12/01 at 102       1,737,467
         735,000   Pennsylvania Turnpike Commission, Pennsylvania
                    Turnpike Revenue Bonds, Series O of 1992,
                    5.500%, 12/01/17                                         Aaa     12/02 at 102         718,448
       3,825,000   The Pennsylvania State University Bonds Refunding
                    Series 1992, 6.250%, 3/01/11                             AA-      3/01 at 102       4,012,272
       8,000,000   County of Allegheny, Pennsylvania Airport Revenue
                    Bonds, Series 1988C (Greater Pittsburgh
                    International Airport), 8.200%, 1/01/08
                    (Alternative Minimum Tax)                                Aaa      1/98 at 102       8,451,120
       5,785,000   County of Allegheny, Pennsylvania Airport Revenue
                    Bonds, Series 1988D (Greater Pittsburgh
                    International Airport), 7.750%, 1/01/19
                    (Alternative Minimum Tax)                                Aaa      1/98 at 100       5,975,731
       2,500,000   County of Allegheny, Pennsylvania Airport
                    Revenue Bonds, Series 1992A and 1992B
                    (Greater Pittsburgh International Airport),
                    6.625%, 1/01/22 (Alternative Minimum Tax)                Aaa      1/02 at 102       2,674,925
       6,300,000   Allegheny County Hospital Development Authority
                    (Allegheny County, Pennsylvania), Hospital Revenue
                    Bonds, Series 1991 A (St. Margaret Memorial
                    Hospital), 7.125%, 10/01/21                             BBB+     10/01 at 100       6,558,048
      14,180,000   Allegheny County Residential Finance Authority,
                    Single Family Mortgage Revenue Bonds,
                    1994 Series Y, 0.000%, 5/01/27
                    (Alternative Minimum Tax)                                Aaa     No Opt. Call       1,738,610
         295,000   Redevelopment Authority of the City of Altoona
                    (Altoona, Pennsylvania), Home Improvement Loan
                    Revenue Bonds, Series of 1991 (Cities of Altoona
                    and Meadville Program), (FHA Title I Insured
                    Loans), 7.150%, 12/01/09
                    (Alternative Minimum Tax)                                  A     12/01 at 102         313,653
       5,000,000   Beaver County Industrial Development Authority
                    (Pennsylvania), Pollution Control Revenue
                    Refunding Bonds, 1989 Series A (Ohio Edison
                    Company Beaver Valley Project), 7.750%, 9/01/24         Baa3      9/99 at 102       5,273,400
       1,355,000   Bensalem Township School District, Bucks County,
                    Pennsylvania General Obligation Bonds, Series of
                    1996, 5.850%, 7/15/12                                    Aaa      7/06 at 100       1,404,349



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 1,800,000   Berks County Municipal Authority (Commonwealth
                    of Pennsylvania), Higher Education Revenue Bonds,
                    Series of 1985 (Pennsylvania Higher Education
                    Pooled Financing Program), The Trustees of the
                    University of Pennsylvania Project,
                    6.700%, 9/01/07 (Pre-refunded to 9/01/97)                Aaa      9/97 at 100     $ 1,837,692
       2,060,000   Redevelopment Authority of the County of Berks
                    (Pennsylvania), Senior Single Family Mortgage
                    Revenue Bonds, 1986 Series A,
                    8.000%, 12/01/17 (Alternative Minimum Tax)                A+     No Opt. Call       2,208,856
                   Bethlehem Authority, Northampton and Lehigh
                    Counties, Pennsylvania, Water Revenue Bonds,
                    Series of 1992:
       3,045,000    6.250%, 11/15/11 (Pre-refunded to 11/15/01)              Aaa     11/01 at 100       3,287,352
       4,000,000    6.250%, 11/15/21 (Pre-refunded to 11/15/01)              Aaa     11/01 at 100       4,318,360
       8,250,000   Blair County Hospital Authority, Hospital First
                    Mortgage Revenue Bonds, Series of 1989
                    (Mercy Hospital, Sublessee), 8.125%, 2/01/14
                    (Pre-refunded to 2/01/99)                                N/R      2/99 at 102       9,048,023
       5,000,000   Butler County Hospital Authority (Butler County,
                    Pennsylvania), Hospital Revenue Bonds,
                    Series 1991 A (North Hills Passavant Hospital),
                    7.000%, 6/01/22                                          Aaa      6/01 at 102       5,515,000
       4,500,000   Delaware County Authority (Commonwealth of
                    Pennsylvania), University Revenue Bonds,
                    Series of 1991 (Villanova University),
                    6.900%, 8/01/16                                          Aaa      8/01 at 100       4,902,750
       3,750,000   Delaware County Industrial Development Authority,
                    Pollution Control Revenue Refunding Bonds,
                    1991 Series A (Philadelphia Electric Company
                    Project), 7.375%, 4/10/21                               Baa1      4/01 at 102       4,012,313
       3,400,000   Erie County Hospital Authority, Hospital Revenue
                    Bonds (Hamot Medical Center), 1991 Series A,
                    7.100%, 2/15/10                                          Aaa      2/01 at 102       3,740,306
       4,390,000   Fairview Township Authority, York County,
                    Pennsylvania Guaranteed Sewer Revenue Bonds
                    Series of 1991 (Guaranteed by the Township of
                    Fairview, York County, Pennsylvania),
                    6.700%, 11/01/21                                         Aaa     11/01 at 100       4,740,717
       2,875,000   Franklin County Industrial Development Authority
                    Hospital Revenue Refunding Bonds (The
                    Chambersburg Hospital), Series of 1991,
                    6.700%, 7/01/08                                          Aaa      7/99 at 102       3,071,248
         400,000   Greater Lebanon Refuse Authority, Lebanon
                    County, Pennsylvania Solid Waste Revenue Bonds,
                    Series of 1992, 7.000%, 11/15/04                          A-     11/02 at 100         431,808



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 2,000,000   Hampton Township School District (Allegheny
                    County, Pennsylvania), General Obligation Bonds,
                    Series of 1995, 6.750%, 11/15/21
                    (Pre-refunded to 11/15/04)                               Aaa     11/04 at 100     $ 2,277,620
       3,400,000   Lehigh County General Purpose Authority College
                    Revenue Bonds, Series of 1992 (Allentown College
                    of St. Francis de Sales Project), 6.750%, 12/15/12       AAA      6/02 at 100       3,698,690
       7,805,000   Lehigh County Industrial Development Authority
                    Pollution Control Revenue Bonds (Pennsylvania
                    Power and Light Co), Series 1994-A,
                    5.500%, 2/15/27                                          Aaa      2/04 at 102       7,608,392
       4,000,000   Lehigh County Industrial Development Authority,
                    Pollution Control Revenue Refunding Bonds,
                    1995 Series A (Pennsylvania Power and Light
                    Company Project), 6.150%, 8/01/29                        Aaa      8/05 at 102       4,201,360
       4,000,000   Lower Pottsgrove Township Authority, Montgomery
                    Country, Pennsylvania, (Guaranteed by the
                    Township of Lower Pottsgrove), 6.700%, 11/01/16
                    (Pre-refunded to 11/01/99)                               Aaa     11/99 at 100       4,268,080
       3,000,000   Luzerne County Industrial Development Authority,
                    Exempt Facilities Revenue Refunding Bonds,
                    1992 Series A (Pennsylvania Gas and Water
                    Company Project), 7.200%, 10/01/17
                    (Alternative Minimum Tax)                                 A3     10/02 at 102       3,219,780
       3,550,000   Luzerne County Industrial Development Authority
                    Exempt Facilities Revenue Bonds, 1992 Series B
                    (Pennsylvania Gas and Water Company Project),
                    7.125%, 12/01/22 (Alternative Minimum Tax)                A3     12/02 at 102       3,782,419
       5,000,000   Luzerne County Industrial Development Authority
                    Exempt Facilities Revenue Refunding Bonds,
                    1994 Series A (Pennsylvania Gas and Water
                    Company Project), 7.000%, 12/01/17
                    (Alternative Minimum Tax)                                Aaa     12/04 at 102       5,674,000
       3,130,000   McKean County Solid Waste Authority (McKean
                    County, Pennsylvania), Guaranteed Solid
                    Waste Revenue Bonds, Series of 1992,
                    6.650%, 1/01/12                                          Aaa      1/02 at 100       3,372,481
       3,225,000   Montgomery County Higher Education and Health
                    Authority Mortgage Revenue Bonds, Series of 1996
                    (Waverly Heights Project), 6.375%, 1/01/26               BBB      1/06 at 101       3,240,190
       5,500,000   Montgomery County Industrial Development
                    Authority (Pennsylvania), Resource Recovery
                    Revenue Bonds (Montgomery County Project),
                    Series 1989, 7.500%, 1/01/12                              A-      1/99 at 100       5,927,790
       2,000,000   North Penn School District Montgomery and Bucks
                    Counties, Pennsylvania, General Obligation Bonds,
                    Series of 1996, 5.400%, 3/01/13 (DD)                      Aa      3/06 at 100       1,998,780



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 1,000,000   Philadelphia Authority for Industrial Development
                    Convertible Project Revenue Bonds (PGH
                    Development Corporation), Series of 1989,
                    7.000%, 7/01/17 (Pre-refunded to 7/01/99)                Aaa      7/99 at 102     $ 1,085,440
       4,885,000   Philadelphia Authority for Industrial Development
                    Convertible Project Revenue Bonds (PGH/CHDC
                    Parking Facilities), Series of 1989, 7.125%,
                    7/01/17 (Pre-refunded to 7/01/99)                         AA      7/99 at 102       5,311,851
       1,250,000   Philadelphia Authority for Industrial Development
                    Revenue Bonds, Series of 1992 (National Board of
                    Medical Examiners Project), 6.750%, 5/01/12               A+      5/02 at 102       1,358,138
       3,345,000   City of Philadelphia, Pennsylvania, Gas Works
                    Revenue Bonds, Eleventh Series A,
                    7.875%, 7/01/17 (Pre-refunded to 7/01/97)                Aaa      7/97 at 102       3,482,847
       4,270,000   City of Philadelphia, Pennsylvania Gas Works
                    Revenue Bonds, Thirteenth Series,
                    7.700%, 6/15/21 (Pre-refunded to 6/15/01)                Aaa      6/01 at 102       4,900,039
       8,530,000   The Hospitals and Higher Education Facilities
                    Authority of Philadelphia Refunding Revenue
                    Bonds, Saint Agnes Medical Center Project
                    (FHA Insured Mortgage), Series 1991,
                    7.250%, 8/15/31 (Pre-refunded to 8/15/01)                 Aa      8/01 at 102       9,627,811
       3,250,000   The School District of Philadelphia, Pennsylvania
                    General Obligation Bonds, Series B of 1991,
                    7.000%, 7/01/05 (Pre-refunded to 7/01/01)                Aaa      7/01 at 102       3,600,773
         850,000   The School District of Philadelphia, Pennsylvania
                    General Obligation Bonds, Series A of 1992,
                    6.500%, 5/15/05 (Pre-refunded to 5/15/02)                Aaa  5/02 at 100 3/4         936,063
      10,625,000   City of Philadelphia, Pennsylvania, Water and Sewer
                    Revenue Bonds, Sixteenth Series,
                    7.000%, 8/01/18 (Pre-refunded to 8/01/01)                AAA      8/01 at 100      11,748,275
       1,410,000   The Hospitals and Higher Education Facilities
                    Authority of Philadelphia Hospital Revenue Bonds,
                    The Children's Hospital of Philadelphia Project,
                    Series Aof 1988, 7.000%, 7/01/15
                    (Pre-refunded to 7/01/97)                                Aaa      7/97 at 100       1,434,139
       8,800,000   The Hospitals and Higher Education Facilities
                    Authority of Philadelphia Hospital Revenue Bonds,
                    Series of 1991 (Presbyterian Medical Center of
                    Philadelphia), 7.250%, 12/01/21
                    (Pre-refunded to 12/01/01)                                A-     12/01 at 102       9,966,440
       3,520,000   The Hospitals and Higher Education Facilities
                    Authority of Philadelphia Hospital Revenue
                    Refunding Bonds, Series of 1991 (Magee
                    Rehabilitation Hospital Project), 7.000%, 12/01/10       Aaa     12/01 at 102       3,931,699



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 4,100,000   The Hospitals and Higher Education Facilities
                    Authority of Philadelphia Hospital Revenue Bonds
                    (The Children's Hospital of Philadelphia Project),
                    Series A of 1992, 6.500%, 2/15/21
                    (Pre-refunded to 2/15/02)                                Aaa      2/02 at 102     $ 4,532,878
         630,000   The Hospitals and Higher Education Facilities
                    Authority of Philadelphia Hospital Revenue Bonds
                    (Children's Seashore House), Series 1992A,
                    7.000%, 8/15/03                                           A-      8/02 at 102         695,022
                   The Philadelphia Municipal Authority, Philadelphia,
                    Pennsylvania, Justice Lease Revenue Bonds,
                    1991 Series B:
       1,500,000    7.100%, 11/15/11 (Pre-refunded to 11/15/01)              Aaa     11/01 at 102       1,698,270
       9,900,000    7.125%, 11/15/18 (Pre-refunded to 11/15/01)              Aaa     11/01 at 102      11,219,274
       2,865,000   Urban Redevelopment Authority of Pittsburgh
                    Mortgage Revenue Bonds, 1991 Series G,
                    7.050%, 4/01/23 (Alternative Minimum Tax)                 A1     10/01 at 102       2,974,930
       1,000,000   Urban Redevelopment Authority of Pittsburgh,
                    Redevelopment Mortgage Revenue Bonds,
                    1992 Series C, 7.125%, 8/01/13
                    (Alternative Minimum Tax)                                  A      8/02 at 102       1,048,230
       1,635,000   Urban Redevelopment Authority of Pittsburgh
                    Mortgage Revenue Bonds, 1996 Series C,
                    6.550%, 4/01/28 (Alternative Minimum Tax)                 A1      4/06 at 102       1,656,206
       3,000,000   The Pittsburgh Water and Sewer Authority, Water
                    and Sewer System Revenue Refunding Bonds,
                    Series of 1986, 7.625%, 9/01/04                          Aaa     No Opt. Call       3,434,250
       3,250,000   The Pittsburgh Water and Sewer Authority, Water
                    and Sewer System Revenue Refunding Bonds,
                    Series A of 1991, 6,500%, 9/01/14
                    (Pre-refunded to 9/01/01)                                Aaa      9/01 at 102       3,585,725
       2,500,000   Saint Mary Hospital Authority Hospital Revenue
                    Bonds, Series 1992A (Franciscan Health System/
                    Saint Mary Hospital of Langhorne, Inc.),
                    6.500%, 7/01/12                                          Aaa      7/02 at 102       2,710,825
       5,500,000   Health Care Facilities Authority of Sayre, Variable Rate
                    Hospital Revenue Bonds, (VHA of Pennsylvania, Inc.
                    Capital Asset Financing Program), Series of 1985E
                    (Guthrie Healthcare System Conversion),
                    7.200%, 12/01/20                                         Aaa     12/01 at 103       6,182,660
       3,730,000   Scranton-Lackawanna Health and Welfare Authority,
                    City of Scranton, Lackawanna County, Pennsylvania,
                    University Revenue Bonds, Series of 1990
                    (University of Scranton Project), 1990 Series A,
                    7.400%, 6/15/10 (Pre-refunded to 6/15/00)                N/R      6/00 at 102       4,143,433



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 2,900,000   Scranton-Lackawanna Health and Welfare Authority,
                    City of Scranton, Lackawanna County, Pennsylvania,
                    University Revenue Bonds, Series of 1992
                    (University of Scranton Project),
                    1992 Series A, 6.500%, 3/01/13                            A-      3/02 at 102     $ 3,059,935
       8,475,000   Somerset County General Authority, Commonwealth
                    of Pennsylvania, Commonwealth Lease Revenue
                    Bonds, Series of 1991, 7.000%, 10/15/13
                    (Pre-refunded to 10/15/01)                               Aaa     10/01 at 100       9,406,742
       5,000,000   State Public School Building Authority
                    (Commonwealth of Pennsylvania), School Revenue
                    Bonds (Hazelton Area School District Project),
                    Series J of 1991, 6.500%, 3/01/08                        Aaa      3/01 at 100       5,331,700
       2,545,000   Temple University of the Commonwealth System
                    of Higher Education Hospital Revenue Bonds,
                    (FHA Insured Mortgage), Series A,
                    7.250%, 8/01/11 (Pre-refunded to 8/01/98)                Aaa      8/98 at 100       2,674,082
       3,500,000   Upper Merion Area School District, Montgomery
                    County, Pennsylvania General Obligation Bonds,
                    Series of 1993, 6.900%, 9/01/16
                    (Pre-refunded to 9/01/01)                                 Aa      9/01 at 100       3,855,180
       3,000,000   Warrington Township Municipal Authority, Bucks
                    County, Pennsylvania, Water and Sewer Revenue
                    Bonds, Series of 1991, 7.100%, 12/01/21
                    (Pre-refunded to 11/15/15)                               Aaa     11/15 at 100       3,523,020
       5,000,000   West Chester Area School District, Chester
                    and Delaware Counties, Pennsylvania, General
                    Obligation Bonds, Series A of 1991,
                    6.700%, 1/15/11 (Pre-refunded to 1/15/01)                Aa1      1/01 at 100       5,412,950
       5,450,000   The Municipal Authority of the Borough of
                    West View (Allegheny County, Pennsylvania),
                    Special Obligation Bonds, Series of 1985A,
                    9.500%, 11/15/14                                         Aaa     No Opt. Call       7,616,593
       5,000,000   County of Westmoreland, Commonwealth of
                    Pennsylvania, General Obligation Bonds,
                    Series of 1992, 6.700%, 8/01/09
                    (Pre-refunded to 8/01/01)                                Aaa      8/01 at 100       5,467,400
         645,000   The General Municipal Authority of the City of
                    Wilkes-Barre, College Misericordia Revenue Bonds,
                    Refunding Series A of 1992, 7.750%, 12/01/12             N/R     12/00 at 100         695,671
         620,000   The General Municipal Authority of the City of
                    Wilkes-Barre, College Misericordia Revenue Bonds,
                    Refunding Series B of 1992, 7.750%, 12/01/12             N/R     12/02 at 102         667,110
-------------------------------------------------------------------------------------------------------------------
    $335,815,000   Total Investments - (cost $321,579,098) - 97.0%                                    349,816,274
=================--------------------------------------------------------------------------------------------------



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 1.1%

     $ 1,400,000   Allegheny Country Hospital Development Authority,
                    (Allegheny County, Pennsylvania), Health Center
                    Revenue Bonds, Series 1990 A, (Presbyterian-
                    University Health System, Inc.), Variable Rate
                    Demand Bonds, 3.900%, 3/01/20+                        VMIG-1                      $ 1,400,000
       2,500,000   Allegheny County Hospital Development Authority,
                    (Allegheny County, Pennsylvania), Health Center
                    Revenue Bonds, Series 1990 D, (Presbyterian-
                    University Health System, Inc.), Variable Rate
                    Demand Bonds, 3.900%, 3/01/20+                        VMIG-1                        2,500,000
-------------------------------------------------------------------------------------------------------------------
     $ 3,900,000   Total Temporary Investment  - 1.1%                                                   3,900,000
=================--------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.9%                                                 7,033,767
-------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $360,750,041
===================================================================================================================


                                                                       NUMBER OF        MARKET            MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES         VALUE           PERCENT


  SUMMARY OF                         AAA                    Aaa           46       $199,796,942              57%
  RATINGS*                  AA+, AA, AA-       Aa1, Aa, Aa2, A3           16         75,817,350              22
  PORTFOLIO OF                        A+                     A1            5          9,935,597               3
  INVESTMENTS                      A, A-              A, A2, A3            9         28,445,077               8
  (EXCLUDING             BBB+, BBB, BBB-  Baa1, Baa, Baa2, Baa3            4         19,083,951               5
  TEMPORARY                    Non-rated              Non-rated            5         16,737,357               5
  INVESTMENTS):
-------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                   85       $349,816,274             100%
===================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
(DD) Security purchased on a delayed delivery basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


NUVEEN PENNSYLVANIA PREMIUM INCOME MUNICIPAL FUND 2 (NPY)

  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 2,000,000   Commonwealth of Pennsylvania General Obligation
                    Bonds, Third Series of 1993, 5.000%, 9/01/12             AA-      9/03 at 102     $ 1,923,160
       6,500,000   Commonwealth of Pennsylvania, Certificates of
                    Participation, Series 1993A, 5.250%, 7/01/10             Aaa      7/03 at 102       6,435,000
      10,000,000   Pennsylvania Higher Education Assistance Agency
                    Student Loan Revenue Bonds, 1988 Series D,
                    6.050%, 1/01/19 (Alternative Minimum Tax)                Aaa     1/03 at 102       10,162,600
      11,500,000   Pennsylvania Higher Education Assistance Agency
                    Student Loan Revenue Bonds, 1984 Series A,
                    4.625%, 12/01/00                                         AAA     No Opt. Call      11,600,050
       1,760,000   Pennsylvania Higher Educational Facilities Authority,
                    College and University Revenue Bonds,  9th Series,
                    7.625%, 7/01/15                                          Aaa     No Opt. Call       2,051,773
       1,840,000   Pennsylvania Higher Educational Facilities Authority,
                    The RIDC Regional Growth Fund Revenue
                    Refunding Bonds (Carnegie Mellon University
                    Software Engineering Institute Facility)
                    Series 1995, 6.000%, 11/01/03                            AA-     No Opt. Call       1,991,469
       1,640,000   Pennsylvania Higher Educational Facilities Authority
                    (Commonwealth of Pennsylvania), University
                    Revenue and Refunding Bonds (Duquesne University
                    Project), Series A of 1993, 5.500%, 9/01/20              Aaa      9/03 at 102       1,596,491
       9,700,000   Pennsylvania Higher Educational Facilities Authority
                    (Commonwealth of Pennsylvania), The University
                    of Pennsylvania Health Services Revenue Bonds,
                    Series A of 1996, 5.750%, 1/01/22                         Aa      1/06 at 101       9,733,756
       6,365,000   Pennsylvania Higher Education Facilities Authority,
                    Revenue Bonds (Thomas Jefferson University-Life
                    Sciences Building Project), 1989 Series A,
                    6.000%, 7/01/19                                           Aa      7/99 at 102       6,423,558
       7,000,000   Pennsylvania Higher Educational Facilities Authority,
                    (Commonwealth of Pennsylvania), Revenue Bonds,
                    State System of Higher Education, Series I,
                    5.700%, 6/15/15                                          Aaa      6/03 at 100       7,046,690
       4,615,000   Pennsylvania Higher Educational Facilities Authority
                    (Commonwealth of Pennsylvania), Revenue Bonds,
                    (Widener University), 1993 Series A,
                    5.250%, 7/15/11                                          AAA      7/03 at 102       4,536,637
       9,000,000   Pennsylvania Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, Series 1993-37B,
                    5.600%, 10/01/25  (Alternative Minimum Tax)              AA+     10/03 at 102       8,639,460
       5,000,000   Pennsylvania Housing Finance Agency, Rental
                    Housing Refunding Bonds, Issue 1992,
                    6.400%, 7/01/12                                          Aaa      7/02 at 102       5,211,200



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 9,000,000   Pennsylvania Housing Finance Agency, Rental
                    Housing Refunding Bonds, Issue 1993,
                    5.800%, 7/01/18                                          Aaa      7/03 at 102     $ 9,059,940
       2,000,000   Pennsylvania Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, Series 1993-37A,
                    5.450%, 10/01/17                                         AA+     10/03 at 102       1,939,420
       1,120,000   Pennsylvania Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, Series 1996-47,
                    6.750%, 10/01/06 (Alternative Minimum Tax)               AA+     No Opt. Call       1,254,075
       3,305,000   Pennsylvania Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, Series 1996-51,
                    6.375%, 4/01/28 (Alternative Minimum Tax)                AA+      4/06 at 102       3,380,519
                   Pennsylvania Industrial Development Authority,
                    Economic Development Revenue Bonds, Series 1994:
       2,000,000    7.000%, 7/01/06                                          Aaa     No Opt. Call       2,318,460
       1,550,000    7.000%, 1/01/07                                          Aaa     No Opt. Call       1,792,296
       1,000,000    7.000%, 7/01/07                                          Aaa     No Opt. Call       1,162,290
       5,895,000   Pennsylvania Turnpike Commission, Pennsylvania
                    Turnpike Revenue Bonds, Series O of 1992,
                    5.500%, 12/01/17                                         Aaa     12/02 at 102       5,762,245
       8,850,000   The Pennsylvania State University Bonds, Second
                    Refunding Series 1992, 5.500%, 8/15/16                   AA-      8/02 at 102       8,749,995
       4,500,000   County of Allegheny, Pennsylvania, Airport Revenue
                    Bonds, Series 1993A, 1993B and 1993C (Pittsburgh
                    International Airport), 5.625%, 1/01/23
                    (Alternative Minimum Tax)                                Aaa      1/03 at 102       4,333,635
         750,000   Allegheny County Hospital Development Authority
                    (Allegheny County, Pennsylvania)Health and
                    Education Revenue Bonds, Series 1992 (The
                    Rehabilitation Institute of Pittsburgh Project),
                    7.000%, 6/01/22                                          BBB      6/02 at 102         785,055
       3,000,000   Allegheny County Hospital Development Authority
                    (Pennsylvania), Health Center Revenue Bonds,
                    Series 1992A (Presbyterian University Health
                    System, Inc. Project), 6.250%, 11/01/23                  Aaa     11/02 at 100       3,129,690
      8,500,000    Allegheny County Hospital Development Authority
                    (Allegheny County, Pennsylvania) Hospital Revenue
                    Bonds, Series A of 1996 (South Hills Health
                    System), 5.875%, 5/01/26                                 Aaa      5/06 at 102       8,675,525
       3,500,000   Bangor Area School District Northampton County,
                    Pennsylvania, General Obligation Bonds,
                    Series B of 1996, 5.500%, 3/15/18                        Aaa      3/06 at 100       3,454,430
       2,500,000   Bensalem Township School District, Bucks County,
                    Pennsylvania General Obligation Bonds,
                    Series of 1996, 5.875%, 7/15/16                          Aaa      7/06 at 100       2,564,125



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 9,065,000   Bethlehem Area School District, Northampton and
                    Lehigh Counties, Pennsylvania, General
                    Obligation Bonds, Series of 1993, 5.600%, 9/01/12        Aaa      3/01 at 100     $ 9,156,285
                   Bethlehem Authority, Northampton and Lehigh
                    Counties, Pennsylvania, Water Revenue Bonds,
                    Series A of 1992:
       3,785,000    6.100%, 11/15/18 (Pre-refunded to 11/15/02)              Aaa     11/02 at 100       4,094,424
       3,100,000    6.100%, 11/15/21 (Pre-refunded to 11/15/02)              Aaa     11/02 at 100       3,353,425
       4,345,000   Bucks County Redevelopment Authority,
                    Pennsylvania, Second Lien Multifamily Mortgage
                    Revenue Bonds, Section 8 Assisted (Country
                    Commons Apartments), Series 1993A,
                    6.200%, 8/01/14 (Alternative Minimum Tax)                  A      8/03 at 100       4,389,058
       3,000,000   Bucks County Water and Sewer Authority (Bucks
                    County, Pennsylvania), Water Revenue Bonds and
                    Sewer Revenue Bonds, Neshaminy Interceptor Sewer
                    System, Sewer Revenue Bonds, Series B1993,
                    5.400%, 12/01/12                                         Aaa     12/03 at 100       3,002,910
       4,300,000   Delaware County Authority, Revenue Bonds
                    Series 1990 (Elwyn Inc Project),
                    8.350%, 6/01/15 (Pre-refunded to 6/01/00)                Baa      6/00 at 102       4,895,120
                   Delaware County Authority (Commonwealth of
                    Pennsylvania), Hospital Revenue Bonds Series of
                    1993 (Crozer-Chester Medical Center):
       1,000,000    6.000%, 12/15/09                                        Baa1     12/03 at 102       1,008,570
       3,085,000    6.000%, 12/15/20                                        Baa1     12/03 at 102       3,037,522
       2,100,000   Delaware County Authority (Commonwealth of
                    Pennsylvania), Hospital Revenue Bonds, Series of
                    1994 (Crozer-Chester Medical Center):
                    5.300%, 12/15/11                                         Aaa     12/03 at 102       2,061,696
       1,975,000   Delaware County Industrial Development Authority,
                    Water Facilities Revenue Refunding Bonds
                    (Philadelphia Suburban Water Company Project)
                    Series of 1992, 6.500%, 6/01/10                          Aaa      6/02 at 102       2,155,515
       1,500,000   Fort LeBoeuf School District (Erie County,
                    Pennsylvania), General Obligation Bonds,
                    Series A of 1993, 5.800%, 1/01/16                        Aaa      1/03 at 100       1,517,010
       2,000,000   Governor Mifflin School District, Berks County,
                    Pennsylvania, General Obligation Bonds,
                    Second Series of 1993, 5.400%, 9/15/12                   Aaa      9/03 at 100       2,000,820
       3,500,000   Hollidaysburg Sewer Authority Guaranteed Sewer
                    Revenue Bonds, Series of 1993, 6.100%, 1/01/23           Aaa      1/03 at 100       3,605,210
       1,350,000   Lancaster Higher Education Authority City of
                    Lancaster, Pennsylvania, College Revenue Bonds,
                    Series of 1993 (Franklin and Marshall College
                    Project), 5.700%, 4/15/13                                Aaa      4/03 at 100       1,370,156



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


                   Lehigh County General Purpose Authority, Hospital Revenue
                    Bonds, Series 1993 (Saint Luke's Hospital of Bethlehem,
                    Pennsylvania Project):
     $ 1,335,000    5.300%, 11/15/05                                         Aaa     No Opt. Call     $ 1,372,006
         500,000    5.300%, 11/15/07                                         Aaa     No Opt. Call         507,035
      10,000,000   Lehigh County Industrial Development Authority
                    Pollution Control Revenue Refunding Bonds,
                    1992 Series A (Pennsylvania Power and Light
                    Company Project), 6.400%, 11/01/21                       Aaa     11/02 at 102      10,673,700
       1,500,000   Ligonier Valley School District (Westmoreland
                    County, Pennsylvania), General Obligation Bonds,
                    Series of 1994, 6.000%, 3/01/23                          Aaa      3/04 at 100       1,543,350
       1,780,000   Luzerne County Housing Corporation Mortgage
                    Revenue Refunding Bonds, Series 1993
                    (FHA Insured Mortgage Loan-Freeland Apartments
                    Section 8 Assisted Project), 6.125%, 7/15/23             Aaa      7/03 at 100       1,802,606
       7,350,000   Luzerne County Industrial Development Authority,
                    Exempt Facilities Revenue Refunding Bonds,
                    1992 Series A ( Pennsylvania Gas and Water
                    Company Project), 7.200%, 10/01/17
                    (Alternative Minimum Tax)                                 A3     10/02 at 102       7,888,461
       4,500,000   Luzerne County Industrial Development Authority
                    Exempt Facilities Revenue Bonds, 1992 Series B
                    (Pennsylvania Gas And Water Company Project),
                    7.125%, 12/01/22 (Alternative Minimum Tax)                A3     12/02 at 102       4,794,615
       6,305,000   County of Montgomery, Pennsylvania, General
                    Obligation Bonds, Series B of 1996,
                    5.375%, 10/15/21                                         Aaa     10/06 at 100       6,194,284
       2,500,000   Montgomery County Higher Educational and Health
                    Authority (Pennsylvania) Hospital Revenue Bonds,
                    Series A of 1993 (Abington Memorial Hospital),
                    6.000%, 6/01/22                                          Aaa      6/03 at 102       2,577,225
       2,165,000   Montgomery County Industrial Development
                    Authority Health Facilities Revenue Bonds,
                    Series of 1993 (ECRI Project), 6.850%, 6/01/13           N/R      6/03 at 102       2,235,298
       3,675,000   Montgomery County Industrial Development
                    Authority, Pollution Control Revenue Refunding
                    Bonds, 1991 Series B (Philadelphia Electric
                    Company Project), 6.700%, 12/01/21                       Aaa     12/01 at 102       4,031,365
       2,000,000   New Morgan Industrial Development Authority
                    (Pennsylvania) Solid Waste Disposal Revenue Bonds
                    (New Morgan Landfill Company, Inc. Project)
                    Series 1994, 6.500%, 4/01/19
                    (Alternative Minimum Tax)                                  A      4/04 at 102       2,084,380



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 4,500,000   North Penn Water Authority (Montgomery County,
                    Pennsylvania), Water Revenue Bonds, Series of 1994,
                    7.000%, 11/01/24 (Pre-refunded to 11/01/04)              Aaa     11/04 at 101     $ 5,226,705
       5,500,000   Northumberland County Industrial Development
                    Authority Exempt Facilities Revenue Bonds,
                    1993 Series (Roaring Creek Water Company
                    Project), 6.375%, 10/15/23 (Alternative
                    Minimum Tax)                                             N/R     10/03 at 102       5,424,980
       4,830,000   Philadelphia Authority for Industrial Development
                    Project Revenue Refunding Bonds (PGH
                    Development Corporation), Series of 1993,
                    5.250%, 7/01/17                                           AA      7/03 at 102       4,597,194
       4,000,000   Philadelphia Hospital and Higher Educational
                    Facilities Authority of Philadelphia, Revenue
                    Refunding Bonds, Series of 1992 (Philadelphia
                    MR Project), 5.625%, 8/01/04                            BBB+      8/03 at 102       4,047,760
       1,750,000   The Hospitals and Higher Education Facilities
                    Authority of Philadelphia Revenue Bonds,
                    Hospital Revenue Bonds, Series A of 1993
                    (Graduate Health System Obligated Group),
                    6.250%, 7/01/13                                         BBB+      7/03 at 102       1,705,603
       1,005,000   The Hospitals and Higher Education Facilities
                    Authority of Philadelphia, Community College
                    Revenue Bonds (Community College of
                    Philadelphia) Series of 1994, 6.100%, 5/01/10            Aaa      5/04 at 102       1,067,692
       2,000,000   The School District of Philadelphia, Pennsylvania,
                    General Obligation Refunding Bonds,
                    Series A of 1995, 6.250%, 9/01/09                        Aaa     No Opt. Call       2,213,500
       5,500,000   The School District of Philadelphia, Pennsylvania,
                    General Obligation Refunding Bonds,
                    Series A of 1993, 5.200%, 7/01/03                        Aaa     No Opt. Call       5,694,205
       1,000,000   City of Philadelphia, Pennsylvania, Water and
                    Sewer Revenue Bonds, Sixteenth Series,
                    7.500%, 8/01/10 (Pre-refunded to 8/01/01)                AAA      8/01 at 102       1,142,620
       3,000,000   City of Philadelphia, Pennsylvania, Water and
                    Wastewater Revenue Bonds,
                    Series 1995, 6.750%, 8/01/05                             Aaa     No Opt. Call       3,395,040
                   City of Philadelphia, Pennsylvania, Water and
                    Wastewater Revenue Bonds, Series 1993:
       2,335,000    5.750%, 6/15/13                                          Aaa      6/03 at 102       2,376,353
       2,300,000    5.500%, 6/15/14                                          Aaa      6/03 at 102       2,292,272
       5,500,000    5.000%, 6/15/16                                          Aaa      6/03 at 100       5,114,835



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


                   The Hospitals and Higher Education Facilities
                    Authority of Philadelphia Hospital Revenue Bonds,
                    Series of 1993 (Presbyterian Medical Center
                    of Philadelphia):
     $ 1,000,000    6.500%, 12/01/11                                         AAA     12/03 at 102     $ 1,084,540
       3,690,000    6.650%, 12/01/19                                         AAA     12/03 at 102       4,154,534
       2,750,000   The Hospitals and Higher Education Facilities
                    Authority of Philadelphia Hospital Revenue Bonds
                    (The Children's Hospital of Philadelphia Project),
                    Series A of 1992, 6.500%, 2/15/21 (Pre-refunded
                    to 2/15/02)                                              Aaa      2/02 at 102       3,040,345
       8,750,000   The Hospitals and Higher Education Facilities
                    Authority of Philadelphia Hospital Revenue Bonds,
                    Series A of 1993 (Temple University Hospital),
                    6.625%, 11/15/23                                          A-     11/03 at 102       9,069,463
       5,150,000   The Hospitals and Higher Education Facilities
                    Authority of Philadelphia, Hospital Revenue
                    Refunding Bonds (The Children's Hospital of
                    Philadelphia Project), Series A of 1993,
                    5.375%, 2/15/14                                           Aa      2/03 at 102       5,014,813
       4,300,000   The Philadelphia Municipal Authority, Philadelphia,
                    Pennsylvania, Justice Lease Revenue Bonds,
                    1991 Series B, 7.125%, 11/15/18
                    (Pre-refunded to 11/15/01)                               Aaa     11/01 at 102       4,873,018
       1,750,000   Pine-Richland School District (Allegheny County,
                    Pennsylvania), General Obligation Bonds,
                    Series A of 1993, 6.100%, 9/01/18
                    (Pre-refunded to 9/01/03)                                Aaa      9/03 at 100       1,906,030
       2,460,000   Urban Redevelopment Authority of Pittsburgh
                    Mortgage Revenue Bonds, 1992 Series C-1,
                    6.800%, 10/01/25 (Alternative Minimum Tax)                A1      4/03 at 102       2,539,483
       1,375,000   Urban Redevelopment Authority of Pittsburgh
                    Mortgage Revenue Bonds, 1992 Series D,
                    6.500%, 4/01/17                                           A1      4/03 at 102       1,418,161
         615,000   Urban Redevelopment Authority of Pittsburgh
                    Mortgage Revenue Bonds, 1994 Series B, 6.950%,
                    10/01/10 (Alternative Minimum Tax)                        A1      4/04 at 102         652,798
       1,500,000   Urban Redevelopment Authority of Pittsburgh
                    Mortgage Revenue Bonds, 1996 Series C,
                    6.500%, 10/01/23 (Alternative Minimum Tax)                A1      4/06 at 102       1,518,300
       3,660,000   Rose Tree Media School District, Delaware County,
                    Pennsylvania, General Obligation Bonds,
                    Series of 1993, 6.700%, 3/15/12
                    (Pre-refunded to 9/15/01)                                Aaa      9/01 at 100       4,010,224



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


     $ 2,500,000   Schuylkill Valley School District Berks County,
                    Pennsylvania, General Obligation Bonds,
                    Series of 1993, 5.850%, 4/15/13                          Aaa      4/03 at 100     $ 2,558,150
       1,850,000   South Fork Municipal Authority (Cambria County,
                    Pennsylvania), Hospital Revenue Bonds,
                    Series 1993A (Lee Hospital Project),
                    5.500%, 7/01/11                                           A-      7/03 at 102       1,770,745
       3,340,000   State Public School Building Authority
                    (Commonwealth of Pennsylvania), College Revenue
                    Bonds (Northampton County Area Community
                    College Project), Series U of 1993, 5.850%, 3/15/15      Aaa      3/03 at 100       3,396,045
       2,345,000   Swissvale Housing Development Corporation
                    (An Instrumentality of the Allegheny County
                    Housing Authority), Multifamily Mortgage
                    Revenue Refunding Bonds, Series 1993C
                    (FHA Insured Mortgage Loan - Section 8 Assisted
                    Swissvale Project), 6.100%, 7/01/22                       Aa      7/03 at 100       2,359,985
       4,000,000   Wallenpaupack Area School District, Wayne and
                    Pike Counties, Pennsylvania, General Obligation
                    Bonds, Series 1993, 5.500%, 4/01/11                      Aaa      4/01 at 100       4,033,520
       1,650,000   The Municipal Authority of the Borough of West
                    View (Allegheny County, Pennsylvania), Special
                    Obligation Bonds, Series of 1985A,
                    9.500%, 11/15/14                                         Aaa     No Opt. Call       2,305,941
       1,615,000   The General Municipal Authority of the City of
                    Wilkes-Barre, College Misericordia Revenue Bonds,
                    Refunding Series B of 1992, 7.750%, 12/01/12             N/R     12/02 at 102       1,737,723
-------------------------------------------------------------------------------------------------------------------
    $319,625,000   Total Investments -  (cost $320,088,803) - 96.7%                                   328,808,167
=================--------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 1.6%
     $ 3,600,000   Allegheny County Hospital Development Authority,
                    (Allegheny County, Pennsylvania), Health Center
                    Revenue Bonds, Series 1990 A, (Presbyterian-
                    University Health System, Inc.), Variable Rate
                    Demand Bonds, 3.900%, 3/01/20+                        VMIG-1                        3,600,000
         300,000   Allegheny County Hospital Development Authority,
                    (Allegheny County, Pennsylvania), Health Center
                    Revenue Bonds, Series 1990 B, (Presbyterian-
                    University Health System, Inc.), Variable Rate
                    Demand Bonds, 3.900%, 3/01/20+                        VMIG-1                          300,000



  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**        VALUE


      $  900,000   Allegheny County Hospital Development Authority,
                    (Allegheny County, Pennsylvania), Health Center
                    Revenue Bonds, Series 1990 C, (Presbyterian-
                    University Health System, Inc.), Variable Rate
                    Demand Bonds, 3.900%, 3/01/20+                        VMIG-1                       $  900,000
         600,000   Schuykill County Industrial Development Authority
                    Resource Recovery (Northeastern Power Co. Project),
                    1985, Variable Rate Demand Bonds,
                    5.100% 12/01/11+                                         A-1                          600,000
-------------------------------------------------------------------------------------------------------------------
     $ 5,400,000   Total Temporary Investments - 1.6%                                                   5,400,000
=================--------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.7%                                                 5,696,825
-------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $339,904,992
===================================================================================================================


                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT


  SUMMARY OF                         AAA                    Aaa            55        $211,797,668            64%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3            12          56,007,404            17
  PORTFOLIO OF                        A+                     A1             4           6,128,742             2
  INVESTMENTS                      A, A-              A, A2, A3             6          29,996,722             9
  (EXCLUDING             BBB+, BBB, BBB-  Baa1, Baa, Baa2, Baa3             6          15,479,630             5
  TEMPORARY                    Non-rated              Non-rated             3           9,398,001             3
  INVESTMENTS):
-------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       86     $328,808,167            100%
===================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


STATEMENT OF NET ASSETS
(Unaudited)

                                                            NQJ              NNJ             NQP            NPY


   ASSETS
   Investments in municipal securities, at market
      value (note 1)                                    $422,878,198    $257,538,622    $349,816,274    $328,808,167
   Temporary investments in short-term municipal
      securities, at amortized cost (note 1)                 --            3,000,000       3,900,000       5,400,000
   Receivables:
      Interest                                             7,933,003       4,927,830       6,677,773       5,530,707
      Investments sold                                     5,005,938         330,000       4,250,000       1,590,000
   Other assets                                               10,784          27,885          14,232          35,304
                                                        ------------    ------------    ------------    ------------
        Total assets                                     435,827,923     265,824,337     364,658,279     341,364,178
                                                        ------------    ------------    ------------    ------------

   LIABILITIES
   Cash overdraft                                            388,853         256,032         793,294         739,936
   Payable for investments purchased                       4,175,906          --           1,993,980          --
   Accrued expenses:
      Management fees (note 6)                               232,257         144,478         195,491         184,355
      Other                                                  171,160         205,079         209,086         211,488
   Capital gains distribution payable                         --              --              53,104          --
   Preferred share dividends payable                          41,291          43,233          74,933          49,504
   Common share dividends payable                            541,141         299,208         588,350         273,903
                                                        ------------    ------------    ------------    ------------
        Total liabilities                                  5,550,608         948,030       3,908,238       1,459,186
                                                        ------------    ------------    ------------    ------------
   Net assets (note 7)                                  $430,277,315    $264,876,307    $360,750,041    $339,904,992
                                                        ============    ============    ============    ============

   Preferred shares, at liquidation value               $130,000,000    $ 91,600,000    $110,000,000    $118,100,000
                                                        ============    ============    ============    ============

   Preferred shares outstanding                                5,200           3,664           4,400           4,724
                                                        ============    ============    ============    ============

   Common shares outstanding                              19,487,939      11,858,499      15,702,720      15,747,463
                                                        ============    ============    ============    ============

   Net asset value per Common share outstanding
      (net assets less Preferred shares at
      liquidation value,
      divided by Common shares outstanding)                 $  15.41        $  14.61        $  15.97        $  14.09
                                                        ============    ============    ============    ============

   See accompanying notes to financial statements.


STATEMENT OF OPERATIONS
Six months ended December 31, 1996
(Unaudited)

                                                                     NQJ           NNJ             NQP            NPY


   INVESTMENT INCOME

   Tax-exempt interest income (note 1)                            $13,169,436    $ 7,555,519     $11,360,089     $ 9,612,017
                                                                 ------------   ------------    ------------    ------------
   Expenses:
      Management fees (note 6)                                      1,368,138        850,215       1,153,504       1,083,182
      Preferred shares--auction fees                                  162,501        114,500         137,500         147,625
      Preferred shares--dividend disbursing agent fees                 11,667         21,250          13,333          21,250
      Shareholders' servicing agent fees and expenses                  27,667         15,267          30,400          24,241
      Custodian's fees and expenses                                    36,330         28,365          33,220          32,409
      Directors'/Trustees' fees and expenses (note 6)                   1,799          1,259           1,579           1,499
      Professional fees                                                 8,204          6,301           7,633           6,506
      Shareholders' reports--printing and mailing expenses             54,506         35,087          47,490          52,728
      Stock exchange listing fees                                      12,339          8,085           8,222           8,091
      Investor relations expense                                       11,829          6,853          11,086           9,295
      Other expenses                                                   15,987         10,378          14,129           9,582
                                                                 ------------   ------------    ------------    ------------
        Total expenses                                              1,710,967      1,097,560       1,458,096       1,396,408
                                                                 ------------   ------------    ------------    ------------
          Net investment income                                    11,458,469      6,457,959       9,901,993       8,215,609
                                                                 ------------   ------------    ------------    ------------


   REALIZED AND UNREALIZED GAIN
   (LOSS) FROM INVESTMENTS

   Net realized gain (loss) from investment transactions
      (notes 1 and 3)                                                  45,045       (158,090)        299,165       (561,925)

   Net change in unrealized appreciation or depreciation
      of investments                                                6,648,383      5,186,910       3,844,869       8,474,200
                                                                 ------------   ------------    ------------    ------------
          Net gain from investments                                 6,693,428      5,028,820       4,144,034       7,912,275
                                                                 ------------   ------------    ------------    ------------
   Net increase in net assets from operations                     $18,151,897    $11,486,779     $14,046,027     $16,127,884
                                                                 ============   ============    ============    ============

   See accompanying notes to financial statements.


STATEMENT OF CHANGES
IN NET ASSETS
(Unaudited)

                                                                   NQJ                           NNJ

                                                   Six months ended   Year ended   Six months ended   Year ended
                                                       12/31/96         6/30/96        12/31/96         6/30/96


   OPERATIONS

   Net investment income                             $ 11,458,469    $ 22,681,854     $ 6,457,959    $ 12,823,792
   Net realized gain (loss) from investment
      transactions (notes 1 and 3)                         45,045        (380,328)       (158,090)        278,325
   Net change in unrealized appreciation or
      depreciation of investments                       6,648,383         373,323       5,186,910       2,009,677
                                                     ------------    ------------    ------------    ------------
        Net increase in net assets from operations     18,151,897      22,674,849      11,486,779      15,111,794
                                                     ------------    ------------    ------------    ------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income:
        Common shareholders                           (9,201,509)     (18,289,306)    (4,956,856)      (9,623,156)
        Preferred shareholders                        (2,081,856)      (4,447,642)    (1,361,254)      (3,031,790)

   From accumulated net realized gains from
    investment transactions:
        Common shareholders                                --              --             --               --
        Preferred shareholders                             --              --             --               --

                                                     ------------    ------------    ------------    ------------
      Decrease in net assets from distributions
        to shareholders                               (11,283,365)    (22,736,948)    (6,318,110)     (12,654,946)
                                                     ------------    ------------    ------------    ------------

   CAPITAL SHARE TRANSACTIONS (note 2)
   Net proceeds from Common shares issued to
      shareholders due to reinvestment of
      distributions                                     1,070,654       1,456,662          --              --
                                                     ------------    ------------    ------------    ------------
   Net increase in net assets derived from capital
      share transactions                               1,070,654        1,456,662          --              --
                                                     ------------    ------------    ------------    ------------
        Net increase (decrease) in net assets          7,939,186        1,394,563       5,168,669       2,456,848
   Net assets at beginning of period                  422,338,129     420,943,566     259,707,638     257,250,790
                                                     ------------    ------------    ------------    ------------
   Net assets at end of period                       $430,277,315    $422,338,129    $264,876,307    $259,707,638
                                                     ============    ============    ============    ============

   Balance of undistributed net investment
      income at end of period                          $  880,963      $  705,859      $  819,227      $  679,378
                                                     ============    ============    ============    ============

   See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                                                  NQP                              NPY

                                                   Six months ended   Year ended   Six months ended   Year ended
                                                       12/31/96         6/30/96        12/31/96         6/30/96


   OPERATIONS

   Net investment income                              $ 9,901,993    $ 19,852,780     $ 8,215,609    $ 16,353,600
   Net realized gain (loss) from investment
      transactions (notes 1 and 3)                        299,165         955,976        (561,925)        289,626
   Net change in unrealized appreciation or
      depreciation of investments                       3,844,869      (2,273,958)      8,474,200       5,015,802
                                                     ------------    ------------    ------------    ------------
        Net increase in net assets from operations     14,046,027      18,534,798      16,127,884      21,659,028
                                                     ------------    ------------    ------------    ------------

   DISTRIBUTIONS TO SHAREHOLDERS (note 1)
   From undistributed net investment income:
        Common shareholders                           (7,946,628)     (16,324,381)     (6,078,527)    (12,306,677)
        Preferred shareholders                        (1,767,671)      (3,855,705)     (2,007,234)     (4,260,276)

   From accumulated net realized gains from
     investment transactions:
        Common shareholders                             (395,040)        (473,871)         --              --
        Preferred shareholders                           (90,536)        (132,928)         --              --
                                                     ------------    ------------    ------------    ------------
      Decrease in net assets from distributions
        to shareholders                               (10,199,875)    (20,786,885)     (8,085,761)    (16,566,953)
                                                     ------------    ------------    ------------    ------------

   CAPITAL SHARE TRANSACTIONS (note 2)
   Net proceeds from Common shares issued to
      shareholders due to reinvestment of
        distributions                                   1,080,403       2,244,579          --              --
                                                     ------------    ------------    ------------    ------------
   Net increase in net assets derived from capital
      share transactions                                1,080,403       2,244,579          --              --
                                                     ------------    ------------    ------------    ------------
        Net increase (decrease) in net assets           4,926,555          (7,508)      8,042,123       5,092,075
   Net assets at beginning of period                  355,823,486     355,830,994     331,862,869     326,770,794
                                                     ------------    ------------    ------------    ------------
   Net assets at end of period                       $360,750,041    $355,823,486    $339,904,992    $331,862,869
                                                     ============    ============    ============    ============

   Balance of undistributed net investment income at
      end of period                                    $  692,575      $  504,881      $  413,548      $  283,700
                                                     ============    ============    ============    ============

   See accompanying notes to financial statements.


NOTES TO FINANCIAL
STATEMENTS
(Unaudited)



                          1. GENERAL INFORMATION AND SIGNIFICANT
                          ACCOUNTING POLICIES
                          At December 31, 1996, the state Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ), Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ), Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) and Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY).

                          Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

                          The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation      Portfolio securities for which market quotations are
                          readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent.
                          Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors/Trustees.
                          Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions   Securities transactions are recorded on a trade date
                          basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date.
                          The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At
                          December 31, 1996, NQJ and NQP had outstanding purchase commitments of $4,175,906 and $1,993,980, respectively. There were no such purchase commitments in either of the other Funds.

Interest Income           Interest income is determined on the basis of
                          interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes              The Funds intend to comply with the requirements of
                          the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of their tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each New Jersey Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New Jersey state income taxes, to retain such tax-exempt status when distributed to the shareholders of the New Jersey Funds. Each
                          Pennsylvania Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal, Pennsylvania state personal income and the Philadelphia School District
                          Investment Income taxes, to retain such tax-exempt status when distributed to shareholders of the Pennsylvania Funds. Net realized capital gain and market discount distributions are subject to federal taxation. However, capital gain distributions are exempt from the Pennsylvania state personal income and the Philadelphia School District Investment
                          Income taxes.

Dividends and             Tax-exempt net investment income is declared as a
Distributions to          dividend monthly and payment  is made or reinvestment
Shareholders              is credited to shareholder accounts after month-end.
                          Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually.
                          Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

                          Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares          The Funds have issued and outstanding $25,000
                          stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the Auction Agent. The number of shares outstanding, by Series and in total, for each Fund, at December 31, 1996, were as follows:


                                                          NQJ             NNJ             NQP             NPY


   Number of shares:
      Series M                                           3,200            --              --               844
      Series T                                            --               624            --               --
      Series W                                            --             1,440           2,400             --
      Series Th                                          2,000           1,600           2,000           2,080
      Series F                                            --              --              --             1,800
                                                         -----           -----           -----           -----

   Total                                                 5,200           3,664           4,400           4,724
                                                        ======          ======          ======          ======


Derivative Financial      In October 1994, the Financial Accounting Standards
Instruments               Board (FASB) issued Statement of Financial Accounting
                          Standards No. 119, Disclosure about Derivative
                          Financial Instruments and Fair Value of Financial
                          Instruments, which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended
                          December 31, 1996.

Use of Estimates          The preparation of financial statements
                          in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                          2. FUND SHARES
                          Transactions in Common shares were as follows:


                                                                  NQJ                             NNJ

                                                   Six months ended   Year ended   Six months ended   Year ended
                                                       12/31/96         6/30/96        12/31/96        6/30/96


   Shares issued to shareholders due to
      reinvestment of distributions                     69,295          94,142            --               --
                                                        ------          ------           -----           -----
   Net increase                                         69,295          94,142            --               --
                                                        ======          ======           =====           =====


                                                                  NQP                             NPY

                                                   Six months ended   Year ended   Six months ended   Year ended
                                                       12/31/96         6/30/96        12/31/96        6/30/96


   Shares issued to shareholders due to
      reinvestment of distributions                     66,072          134,874           --               --
                                                        ------          -------          -----           -----
   Net increase                                         66,072          134,874           --               --
                                                        ======          =======          =====           =====


                          3. SECURITIES TRANSACTIONS
                          Purchase and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended December 31, 1996, were as follows:


                                                          NQJ             NNJ             NQP             NPY


   PURCHASES
   Investments in municipal securities                $24,034,773     $18,364,958     $16,460,714     $18,997,400
   Temporary municipal investments                     18,800,000      11,500,000      20,500,000      15,875,000

   SALES AND MATURITIES
   Investments in municipal securities                 24,779,494      20,593,709      19,659,746      28,916,334
   Temporary municipal investments                     18,800,000       9,200,000      16,600,000      19,975,000
                                                      ==+====+===     ==+====+===     ==+====+===     ==+====+===


                          At December 31, 1996, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

                          At June 30, 1996, the Funds' last fiscal year end, the following Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:


                                                          NQJ             NNJ             NPY


   Expiration year:
      2001                                              $  --            $  1,784        $  1,545
      2002                                                40,744        4,076,151       1,489,452
      2003                                                 --             129,409         669,824
      2004                                               393,987          650,143          40,999
                                                       ---------       ----------      ----------

   Total                                                $434,731       $4,857,487      $2,201,820
                                                       =========      ===========     ===========


                          4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
                          On January 2, 1997, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid February 3, 1997, to shareholders of record on January 15, 1997, as follows:



                                                          NQJ             NNJ             NQP             NPY


   Dividend per share                                   $.0795          $.0710          $.0840          $.0650
                                                        ======          ======          ======          ======


                          5. UNREALIZED APPRECIATION (DEPRECIATION)
                          Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 1996, were as follows:


                                                          NQJ             NNJ             NQP             NPY


   Gross unrealized:
      Appreciation                                    $26,025,593       $7,212,014      $28,237,176     $9,324,586
      Depreciation                                         (3,309)      (1,060,740)         --            (605,222)
                                                     ------------     -----------     -----------       ----------
   Net unrealized appreciation                        $26,022,284       $6,151,274      $28,237,176     $8,719,364
                                                      ===========       ==========     ============    ===========


                          6. MANAGEMENT FEE AND OTHER TRANSACTIONS
                          WITH AFFILIATES
                          Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:


   Average daily net asset value                            Management fee


   For the first $125,000,000                                   .65 of 1%
   For the next $125,000,000                                  .6375 of 1
   For the next $250,000,000                                   .625 of 1
   For the next $500,000,000                                  .6125 of 1
   For the next $1,000,000,000                                   .6 of 1
   For net assets over $2,000,000,000                         .5875 of 1


                          The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                          7. COMPOSITION OF NET ASSETS At December 31, 1996, net assets consisted of:


                                                          NQJ             NNJ             NQP             NPY


   Preferred shares, $25,000 stated value
     per share, at liquidation value                        0,000    $ 91,600,000    $110,000,000    $118,100,000
   Common shares, $.01 par value per share                194,879         118,585         157,027         157,475
   Paid-in surplus                                    273,578,318     171,205,109     221,388,211     215,278,352
   Balance of undistributed net investment income         880,963         819,227         692,575         413,548
   Accumulated net realized gain (loss) from
      investment transactions                            (399,129)     (5,017,888)        275,052      (2,763,747)
   Net unrealized appreciation of investments          26,022,284       6,151,274      28,237,176       8,719,364
                                                     ------------    ------------    ------------    ------------
      Net assets                                     $430,277,315    $264,876,307    $360,750,041    $339,904,992
                                                     ============    ============    ============    ============

   Authorized shares:
      Common                                          200,000,000     200,000,000      Unlimited       Unlimited
      Preferred                                         1,000,000       1,000,000      Unlimited       Unlimited
                                                     ============    ============    ============    ============


                          8. INVESTMENT COMPOSITION
                          Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At December 31, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:


                                                          NQJ             NNJ             NQP             NPY


   Revenue Bonds:
      Transportation                                       8%             21%             6%              3%
      Health Care Facilities                              11               6             10              18
      Educational Facilities                               1               7             12              18
      Housing Facilities                                  17              10             11              13
      Pollution Control Facilities                        13              11             10              11
      Water / Sewer Facilities                             4               4              1               6
      Lease Rental Facilities                              5               4             --               2
      Electric Utilities                                   2               1             --              --
      Other                                                5              11              3               2
   General Obligation Bonds                               15              18              4              14
   Escrowed Bonds                                         19               7             43              13
                                                         -----           -----          -----           -----
                                                         100%            100%           100%            100%
                                                         =====           =====          =====           =====


                          Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (55% for NQJ, 50% for NNJ, 71% for NQP and 56% for NPY) Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

                          All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

                          For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.


FINANCIAL HIGHLIGHTS
(Unaudited)


Selected data for a common share outstanding throughout each period is as follows:

                                                                  Dividends from tax-exempt
                                       Operating performance      net investment incom

                                                   Net
                                                   realized &
                          Net asset    Net         unrealized
                          value        invest-     gain (loss)    To             To
                          beginning    ment        from invest-   Common         Preferred
                          of period    income      ments          shareholders   shareholders+


NQJ

Six months ended
         12/31/96         $15.050      $ .589      $  .351        $ (.473)       $(.107)
Year ended 6/30,
         1996              15.060       1.171        (.006)         (.945)        (.230)
         1995              14.730       1.200         .396         (1.007)        (.237)
         1994              15.880       1.198       (1.061)        (1.074)        (.141)
         1993              14.820       1.209        1.045          (.997)        (.169)
8 mos. ended
         6/30/92           14.320        .824         .451          (.620)        (.155)
2/21/91 to
         10/31/91          14.050        .614         .447          (.490)        (.116)

NNJ


Six months ended
         12/31/96          14.180        .545         .418          (.418)        (.115)
Year ended 6/30,
         1996              13.970       1.081         .197          (.812)        (.256)
         1995              13.460       1.063         .549          (.805)        (.282)
11 mos. ended
         6/30/94           14.520        .941       (1.120)         (.713)        (.168)
12/17/92 to
         7/31/93           14.050        .397         .674          (.335)        (.055)


                         Distributions from capital gains
                                                                                        Per
                                                       Organization                  Common
                                                       and offering                  share
                                                       costs and                     market
                          To             To            Preferred share  Net asset    value
                          Common         Preferred     underwriting     value end    end of
                          shareholders   shareholders+ discounts        of period    period


NQJ

Six months ended
         12/31/96         $ --           $ --          $ --             $15.410      $15.500
Year ended 6/30,
         1996               --             --            --              15.050       14.875
         1995             (.020)         (.002)          --              15.060       14.625
         1994             (.062)         (.010)          --              14.730       15.250
         1993             (.023)         (.005)          --              15.880       17.125
8 mos. ended
         6/30/92            --             --            --              14.820       15.375
2/21/91 to
         10/31/91           --             --          (.185)            14.320       15.500

NNJ


Six months ended
         12/31/96          --             --            --               14.610       13.500
Year ended 6/30,
         1996              --             --            --               14.180       13.000
         1995            (.013)         (.002)          --               13.970       13.250
11 mos. ended
         6/30/94           --             --            --               13.460       12.375
12/17/92 to
         7/31/93           --             --          (.211)             14.520       15.000


                                                                Ratios/Supplemental data

                          Total
                          invest-                                                 Ratio of
                          ment                                                    net
                          return       Total       Net assets    Ratio of         investment
                          on           return on   end of        expenses         income            Portfolio
                          market       net asset   period (in    to average       to average        turnover
                          value**      value**     thousands)    net assets++     net assets++      rate

NQJ

Six months ended
         12/31/96          7.43%        5.59%      $430,277       .80%*            5.32%*             6%
Year ended 6/30,
         1996              8.17         6.28        422,338       .81              5.33              16
         1995              3.03         9.71        420,944       .85              5.57              13
         1994             (4.63)        (.27)       259,718       .82              5.39               5
         1993             18.71        14.57        270,878       .83              5.53              12
8 mos. ended
         6/30/92           3.29         8.03        255,602       .76*             5.84*              6
2/21/91 to
         10/31/91          6.61         5.52        248,154       .76*             5.06*              1

NNJ

Six months ended
         12/31/96          7.04         6.04       264,876        .83*             4.88*              7
Year ended 6/30,
         1996              4.24         7.37       259,708        .86              4.90              32
         1995             14.60        10.39       257,251        .94              5.08              15
11 mos. ended
         6/30/94         (13.16)       (2.61)      113,458        .91*             4.72*             12
12/17/92 to
         7/31/93           2.27         5.78       118,885        .97*             3.75*              5

See notes on page 62.


FINANCIAL HIGHLIGHTS
(Unaudited)


Selected data for a common share outstanding throughout each period is as follows:

                                                                Dividends from tax-exempt
                                      Operating performance     net investment income

                                                  Net
                                                  realized &
                          Net asset   Net         unrealized
                          value       invest-     gain (loss)   To              To
                          beginning   ment        from invest-  Common          Preferred
                          of period   income      ments         shareholders    shareholders+


NQP

Six months ended
         12/31/96         $15.720     $ .631      $  .271       $ (.507)        $(.113)
Year ended 6/30,
         1996              15.860      1.275        (.078)       (1.049)         (.248)
         1995              15.490      1.289         .409        (1.066)         (.262)
         1994              16.420      1.298        (.863)       (1.157)         (.162)
         1993              15.140      1.309        1.276        (1.124)         (.181)
8 mos. ended
         6/30/92           14.600       .882         .492         (.664)         (.170)
2/21/91 to
         10/31/91          14.050       .682         .706         (.498)         (.123)
NPY


Six months ended
         12/31/96          13.570       .522         .511         (.386)         (.127)
Year ended 6/30,
         1996              13.250      1.038         .335         (.782)         (.271)
         1995              12.530      1.053         .761         (.808)         (.286)
         1994              14.350       .995       (1.708)        (.790)         (.179)
3/18/93 to
         6/30/93           14.050       .111         .308         (.065)          --


                          Distributions from capital gains

                                                                                Per
                                                 Organization                   Common
                                                 and offering                   share
                                                 costs and                      market
                      To           To            Preferred share  Net asset     value
                      Common       Preferred     underwriting     value end     end of
                      shareholders shareholders+ discounts        of period     period


NQP

Six months ended
         12/31/96       $(.026)     $(.006)     $ --              $15.970        $16.000
Year ended 6/30,
         1996            (.031)      (.009)       --               15.720         16.375
         1995              --          --         --               15.860         15.500
         1994            (.040)      (.006)       --               15.490         16.250
         1993              --          --         --               16.420         17.500
8 mos. ended
         6/30/92           --          --         --               15.140         15.750
2/21/91 to
         10/31/91          --          --       (.217)             14.600         15.500

NPY


Six months ended
         12/31/96         --           --         --              14.090          12.500
Year ended 6/30,
         1996             --           --         --              13.570          12.375
         1995             --           --         --              13.250          12.875
         1994             --           --       (.138)            12.530          12.375
3/18/93 to
         6/30/93          --           --       (.054)            14.350          14.625


                                                                 Ratios/Supplemental data

                           Total
                           invest-                                                 Ratio of
                           ment                                                    net
                           return       Total       Net assets    Ratio of         investment
                           on           return on   end of        expenses         income          Portfolio
                           market       net asset   period (in    to average       to average      turnover
                           value**      value**     thousands)    net assets++     net assets++    rate

NQP

Six months ended
         12/31/96             .94%       5.03%      $360,750       .81%*            5.48%*         5%
Year ended 6/30,
         1996               12.74        6.00        355,823       .82              5.53           12
         1995                2.32        9.77        355,831       .87              5.70            9
         1994                (.39)       1.23        191,718       .84              5.54            3
         1993               18.83       16.50        197,920       .86              5.73            2
8 mos. ended
         6/30/92             5.97        8.48        185,576       .78*             6.04*          --
2/21/91 to
         10/31/91            6.71        7.61        180,203       .81*             5.50*          --
NPY

Six months ended
         12/31/96            4.15         6.74       339,905       .82*             4.84*            6
Year ended 6/30,
         1996                2.21         8.39       331,863       .84              4.90            19
         1995               11.50        12.87       326,771       .92              5.20             5
         1994              (10.29)       (7.60)      139,053       .90              4.70            11
3/18/93 to
         6/30/93            (2.08)        2.60        99,561       .92*             2.99*          --

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
+ The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

Your
investment
partner

Photographic image of John Nuveen Sr., founder of Nuveen.

For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.

  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois
60606-1286

FSA-2-12.96